                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-4363
                                  ----------------------------------------------

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                            64111
--------------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
--------------------------------------------------------------------------------

Date of fiscal year end:    MARCH 31
                         -------------------------------------------------------

Date of reporting period:   MARCH 31, 2005
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of boy]

MARCH 31, 2005

Ginnie Mae Fund
Government Bond Fund
Inflation-Adjusted Bond Fund
Short-Term Government Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You                                                             1

GINNIE MAE

GOVERNMENT BOND

INFLATION-ADJUSTED BOND

SHORT-TERM GOVERNMENT

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the Ginnie Mae,
Government Bond, Inflation-Adjusted Bond and Short-Term Government funds for the year ended March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------

Ginnie Mae - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                 ----------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                     1 YEAR      5 YEARS    10 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        2.11%       5.88%       6.30%        7.55%         9/23/85
--------------------------------------------------------------------------------
CITIGROUP 30-YEAR
GNMA INDEX(1)         2.98%       6.68%       7.02%        8.43%(2)        --
--------------------------------------------------------------------------------
Advisor Class         1.85%       5.61%         --         5.15%         10/9/97
--------------------------------------------------------------------------------
C Class               1.10%         --          --         3.49%         6/15/01
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 30-Year GNMA Index, the fund's benchmark since inception, became known as the Citigroup 30-Year GNMA Index.

(2) Since 9/30/85, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------
                   1996    1997     1998    1999    2000     2001    2002    2003    2004    2005
--------------------------------------------------------------------------------------------------
Investor Class    10.08%   5.87%   10.21%   5.66%   2.01%   11.70%   5.43%   8.03%   2.43%   2.11%
--------------------------------------------------------------------------------------------------
Citigroup
30-Year
GNMA Index        10.90%   6.01%   10.92%   6.26%   2.96%   11.93%   6.58%   8.41%   3.77%   2.98%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Ginnie Mae - Portfolio Commentary

PORTFOLIO MANAGER: HANDO AGUILAR

PERFORMANCE SUMMARY

Ginnie Mae offered a positive return--2.11%*--for the year ended March 31, 2005, in spite of a mixed performance by the bond market. The portfolio's benchmark--the Citigroup 30-Year GNMA Index--returned +2.98%.

ECONOMIC & MARKET PERSPECTIVE

Economic uncertainty, inflation fears, and rising interest rates fostered bond market volatility over the course of the fiscal year. After a sharp selloff in the second quarter of 2004, followed by strong rallies in the third quarter of
2004 and the first 40 days of 2005, the yield on the 10-year Treasury note ended the period higher, at 4.49%, producing a 0.96% decline for the 10-year note.
Treasury security returns ranged from a 2.23% decline for the five-year note to a 5.11% gain for the 30-year bond.

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter
2005 GDP was 3.1%.

As the Federal Reserve (the Fed) raised its overnight interest rate target seven times (to ward off inflation), shorter-maturity notes like the five-year
Treasury suffered price declines as their yields rose with the Fed's rate hikes.
But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference between long- and short-maturity yields and flattening the curve between them. That helped higher-yielding, long-maturity/duration bonds generally outperform shorter-maturity/duration notes. And higher-yielding sectors of the investment-grade market, including mortgage-backed securities, generally outperformed lower-yielding U.S.
government debt.

MORTGAGE-MARKET REVIEW

Mortgage-backed bonds were one of the better-performing sectors of the bond market. While the U.S. bond market as a whole returned 1.15% and the 10-Year
Treasury note ended nearly 1% in the hole, the Fixed Rate Mortgage Backed
Securities component of the Lehman Brothers U.S. Aggregate Index returned 2.61%.
Mortgage-backed bonds were boosted by the fact that mortgage refinancing activity fell by more than half during the period. Reaching a high of 4126.70 on
April 2, 2004, the Mortgage Bankers Association Refinancing Index

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               3/31/04
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.1 years             1.7 years
--------------------------------------------------------------------------------
Average Life                              6.0 years             3.1 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         4.06%
--------------------------------------------------------------------------------
Advisor Class                                          3.82%
--------------------------------------------------------------------------------
C Class                                                3.07%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Ginnie Mae - Portfolio Commentary

(MBA Index) plunged rapidly throughout April as the average rate on a 30-year fixed-rate mortgage shot up from around 5.75%, reaching a high of 6.34% on June
11, 2004. Though mortgage rates later fell back significantly, refinancings never really recovered, and the MBA Index stood at around 1800 at the end of
March 2005.

GINNIE MAE PERFORMANCE & PORTFOLIO POSITIONING

Though Ginnie Mae underperformed its benchmark for the fiscal year, much of this underperformance occurred in the first half of the period, in part due to the portfolio's shorter duration versus the benchmark and its holdings in higher-coupon GNMAs, whose performance suffered as mortgage refinancings ramped up in early 2004. Ginnie Mae's relative performance versus the benchmark improved in the latter part of the period as the portfolio benefited from sector repositioning. In the second half of the period, the investment team favored lower-coupon GNMAs. They also underweighted GNMA I TBA or "specified"
pools--pools with a single issuer--in favor of GNMA II securities. More than 30%
of Ginnie Mae's assets were invested in GNMA IIs--pools of GNMA securities with multiple issuers--to take advantage of the more favorable prepayment and convexity characteristics available in the GNMA II market. (The multiple-issuer nature of the GNMA II program provides more predictable prepayments and thus better price and income return for the overall portfolio under varying interest rate environments.)

Early in 2005, the team took profits on some of the 6%-coupon GNMA IIs which had performed well. They also increased the portfolio's holding in 5.5%-coupon GNMA
IIs, which they felt held the potential for additional gains. The team also continued to extend Ginnie Mae's duration, moving it from 2.8 years on December
31, 2004 to 3.1 years by March 31, 2005.

COMMITMENT TO GINNIE MAE'S INVESTMENT OBJECTIVE

We remain committed to pursuing the fund's objective--seeking high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
GNMAs                                       85.8%                 89.7%
--------------------------------------------------------------------------------
U.S. Government
Agency Collateralized
Mortgage Obligations                         8.9%                   --
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            5.1%                 10.2%
--------------------------------------------------------------------------------
Other(1)                                     0.2%                  0.1%
--------------------------------------------------------------------------------
(1) Includes temporary cash investments.

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 99.1%

      $ 20,000,000  GNMA, 5.50%, settlement
                    date 4/20/05(2)                              $   20,181,235
--------------------------------------------------------------------------------
       208,000,000  GNMA, 6.00%, settlement
                    date 4/20/05(2)                                 213,655,103
--------------------------------------------------------------------------------
       234,499,551  GNMA, 5.00%, 6/15/33
                    to 3/15/34                                      231,710,569
--------------------------------------------------------------------------------
       585,429,418  GNMA, 5.50%, 4/15/33
                    to 12/20/34(3)                                  591,068,494
--------------------------------------------------------------------------------
       130,091,702  GNMA, 6.00%, 7/20/16
                    to 9/20/34                                      133,596,476
--------------------------------------------------------------------------------
       260,980,943  GNMA, 6.50%, 6/15/23
                    to 9/20/34                                      272,779,894
--------------------------------------------------------------------------------
        32,701,455  GNMA, 7.00%, 9/15/08
                    to 12/20/29                                      34,641,814
--------------------------------------------------------------------------------
           268,915  GNMA, 7.25%, 9/15/22
                    to 6/15/23                                          288,234
--------------------------------------------------------------------------------
        26,331,416  GNMA, 7.50%, 1/15/06
                    to 2/20/31                                       28,308,394
--------------------------------------------------------------------------------
           176,327  GNMA, 7.65%, 6/15/16
                    to 12/15/16                                         188,215
--------------------------------------------------------------------------------
           258,394  GNMA, 7.75%, 9/20/17
                    to 8/20/25                                          276,702
--------------------------------------------------------------------------------
           531,450  GNMA, 7.77%, 4/15/20
                    to 1/15/21                                          571,316
--------------------------------------------------------------------------------
           243,554  GNMA, 7.85%, 4/20/21
                    to 10/20/22                                         261,053
--------------------------------------------------------------------------------
            50,764  GNMA, 7.89%, 9/20/22                                 54,447
--------------------------------------------------------------------------------
           430,409  GNMA, 7.98%, 6/15/19
                    to 6/15/19                                          465,210
--------------------------------------------------------------------------------
         6,748,686  GNMA, 8.00%, 6/15/06
                    to 7/20/30                                        7,281,751
--------------------------------------------------------------------------------
           225,309  GNMA, 8.15%, 1/15/20
                    to 2/15/21                                          245,450
--------------------------------------------------------------------------------
         1,533,460  GNMA, 8.25%, 4/15/06
                    to 5/15/27                                        1,660,804
--------------------------------------------------------------------------------
           182,808  GNMA, 8.35%, 2/15/20
                    to 11/15/20                                         199,988
--------------------------------------------------------------------------------
         5,867,108  GNMA, 8.50%, 12/15/05
                    to 12/15/30                                       6,425,110
--------------------------------------------------------------------------------
           664,494  GNMA, 8.75%, 1/15/17
                    to 7/15/27                                          726,959
--------------------------------------------------------------------------------
         5,061,023  GNMA, 9.00%, 8/15/08
                    to 1/15/25                                        5,486,122
--------------------------------------------------------------------------------
           743,748  GNMA, 9.25%, 7/15/16
                    to 8/15/26                                          819,207
--------------------------------------------------------------------------------
         1,465,795  GNMA, 9.50%, 6/15/09
                    to 7/20/25                                        1,617,895
--------------------------------------------------------------------------------
           235,351  GNMA, 9.75%, 6/15/05
                    to 11/20/21                                         260,832
--------------------------------------------------------------------------------
           488,459  GNMA, 10.00%, 11/15/09
                    to 1/20/22                                          550,281
--------------------------------------------------------------------------------
           185,150  GNMA, 10.25%, 5/15/12
                    to 3/15/19                                          207,322
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

      $    147,888  GNMA, 10.50%, 3/15/14
                    to 7/15/19                                   $      167,477
--------------------------------------------------------------------------------
            23,064  GNMA, 10.75%, 12/15/09
                    to 3/15/10                                           25,149
--------------------------------------------------------------------------------
           342,997  GNMA, 11.00%, 12/15/09
                    to 6/15/20                                          378,687
--------------------------------------------------------------------------------
             2,965  GNMA, 11.25%, 2/20/16                                 3,277
--------------------------------------------------------------------------------
            80,536  GNMA, 11.50%, 7/15/10
                    to 8/20/19                                           89,760
--------------------------------------------------------------------------------
            40,546  GNMA, 12.00%, 10/15/10
                    to 1/15/13                                           44,982
--------------------------------------------------------------------------------
            17,052  GNMA, 12.25%, 2/15/14
                    to 5/15/15                                           19,093
--------------------------------------------------------------------------------
           106,240  GNMA, 12.50%, 5/15/10
                    to 5/15/15                                          118,937
--------------------------------------------------------------------------------
           182,036  GNMA, 13.00%, 1/15/11
                    to 8/15/15                                          206,299
--------------------------------------------------------------------------------
           101,647  GNMA, 13.50%, 5/15/10
                    to 11/15/14                                         115,666
--------------------------------------------------------------------------------
             9,196  GNMA, 13.75%, 8/15/14                                10,498
--------------------------------------------------------------------------------
             4,824  GNMA, 14.00%, 6/15/11
                    to 7/15/11                                            5,524
--------------------------------------------------------------------------------
            63,236  GNMA, 14.50%, 10/15/12
                    to 12/15/12                                          73,005
--------------------------------------------------------------------------------
            75,773  GNMA, 15.00%, 7/15/11
                    to 10/15/12                                          87,956
--------------------------------------------------------------------------------
             9,078  GNMA, 16.00%, 10/15/11
                    to 12/15/11                                          10,645
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $1,560,192,432)                                             1,554,885,832
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 10.2%

         9,642,422  GNMA, Series 1998-6,
                    Class FA, VRN, 3.33%,
                    4/16/05, resets monthly off
                    the 1-month LIBOR plus
                    0.51% with a cap of 9.00%                         9,730,380
--------------------------------------------------------------------------------
         7,330,788  GNMA, Series 2002-13,
                    Class FA, VRN, 3.32%,
                    4/16/05, resets monthly off
                    the 1-month LIBOR plus
                    0.50% with a cap of 8.50%                         7,396,706
--------------------------------------------------------------------------------
         7,429,450  GNMA, Series 2003-42,
                    Class FW, VRN, 3.20%,
                    4/20/05, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with a cap of 7.00%                         7,452,090
--------------------------------------------------------------------------------
         8,611,073  GNMA, Series 2004-39,
                    Class XF, VRN, 3.07%,
                    4/16/05, resets monthly off
                    the 1-month LIBOR plus
                    0.25% with a cap of 7.50%                         8,583,001
--------------------------------------------------------------------------------
        14,865,636  GNMA, Series 2004-46,
                    Class QH, 4.50%, 4/20/25                         14,927,268
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Ginnie Mae - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------

      $ 81,648,711  GNMA, Series 2004-53,
                    Class FB, VRN, 3.22%,
                    4/16/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with a cap of 7.50%                    $   82,258,953
--------------------------------------------------------------------------------
        30,000,000  GNMA, Series 2005-24,
                    Class F, VRN, 2.79%,
                    4/16/05, resets monthly off
                    the 1-month LIBOR plus
                    0.20% with a cap of 7.00%                        30,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $160,299,089)                                                 160,348,398
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 6.0%

        25,000,000  FFCB, VRN, 2.77%, 4/18/05,
                    resets monthly off the
                    1-month LIBOR minus
                    0.06% with no caps                               25,015,425
--------------------------------------------------------------------------------
        15,000,000  FFCB, VRN, 2.78%, 4/29/05,
                    resets monthly off the
                    1-month LIBOR minus
                    0.07% with no caps                               15,002,955
--------------------------------------------------------------------------------
        15,000,000  FHLB, VRN, 2.72%, 4/18/05,
                    resets monthly off the
                    1-month LIBOR minus
                    0.10% with no caps                               14,998,620
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

      $ 20,000,000  FHLB, VRN, 3.14%, 4/28/05,
                    resets monthly off the
                    1-year H15T minus 0.27%
                    with no caps                                 $   19,999,200
--------------------------------------------------------------------------------
        18,250,000  FNMA, VRN, 2.63%, 4/7/05,
                    resets monthly off the
                    1-month LIBOR minus
                    0.11375% with no caps                            18,246,441
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $93,238,110)                                                   93,262,641
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

         3,800,000  FHLMC Discount Notes,
                    2.54%, 4/1/05(4)
(Cost $3,800,000)                                                     3,800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 115.5%
(Cost $1,817,529,631)                                             1,812,296,871
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (15.5)%                                             (242,931,833)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,569,365,038
================================================================================

FUTURES CONTRACTS*

                             Expiration      Underlying Face
      Contracts Sold            Date         Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
    990  U.S. Treasury
         2-Year Notes        June 2005        $204,821,719           $525,955
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

H15T = Federal Reserve H.15 U.S. Treasury Note Constant Maturity 1 Year

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Forward commitment.

(3) Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts.

(4) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Government Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                 ----------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                     1 YEAR      5 YEARS    10 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS        0.50%       6.31%       6.24%        7.89%         5/16/80
--------------------------------------------------------------------------------
CITIGROUP TREASURY/
MORTGAGE INDEX(1)     1.33%       6.77%       6.96%          --(2)         --
--------------------------------------------------------------------------------
CITIGROUP
U.S. TREASURY
10+ YEAR INDEX(1)     2.75%       8.50%       8.97%       10.49%(3)        --
--------------------------------------------------------------------------------
Advisor Class         0.25%       6.05%         --         5.51%         10/9/97
--------------------------------------------------------------------------------

Performance information prior to September 3, 2002, is that of the American
Century Treasury Fund, all of the net assets of which were acquired by
Government Bond pursuant to a plan of reorganization approved by Treasury shareholders on August 2, 2002.

(1) When Government Bond merged with the Treasury fund in September 2002, the fund's benchmark was changed from the Salomon Long-Term Treasury Index to the Salomon Treasury/Mortgage Index to better reflect the fund's broader investment mandate. In June 2003, the Salomon Long-Term Treasury Index became known as the Citigroup U.S. Treasury 10+ Year Index and the Salomon
    Treasury/Mortgage Index became known as the Citigroup Treasury/Mortgage
    Index.

(2) Index data not available prior to 1982.

(3) Since 5/31/80, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

                                                                    (continued)

------

Government Bond - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------
                  1996    1997     1998    1999    2000     2001    2002     2003    2004    2005
--------------------------------------------------------------------------------------------------
Investor Class    8.42%   4.05%   11.04%   6.09%   1.51%   13.17%   3.01%   13.17%   2.42%   0.50%
--------------------------------------------------------------------------------------------------
Citigroup
Treasury/
Mortgage Index   10.53%   4.90%   11.73%   6.57%   2.31%   12.53%   5.17%   11.06%   4.21%   1.33%
--------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury 10+
Year Index       14.73%   2.84%   20.63%   7.09%   3.00%   12.82%   1.10%   20.45%   6.51%   2.75%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

Government Bond - Portfolio Commentary

PORTFOLIO MANAGER: BOB GAHAGAN

PERFORMANCE SUMMARY

Government Bond posted a positive return for the year ended March 31, 2005, as the bond market turned in a mixed performance. Government Bond returned 0.50%,*
underperforming its benchmark--the Citigroup Treasury/Mortgage Index--which returned 1.33%.

BOND MARKET IS MIXED

Economic uncertainty, inflation fears, and rising interest rates fostered bond market volatility. A sharp selloff in the second quarter of 2004 raised the
10-year Treasury yield by over a full percentage point from 3.84% at the start of the fiscal year to 4.87% in June 2004. Later, strong rallies in the third quarter of 2004 and the first 40 days of 2005 pulled the yield below 4% before another selloff pushed it above 4.60% in March 2005. By the end of the fiscal year, the 10-year Treasury yield had settled at 4.49%, resulting in negative performance (a 0.96% loss) for 10-year note investors. Treasury security returns ranged from a 2.23% decline for the five-year note to a 5.11% gain for the
30-year bond.

ECONOMIC & MARKET PERSPECTIVE

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter
2005 GDP was 3.1%.

As the economic outlook softened, the Treasury yield curve "flattened." To fight inflation, the Federal Reserve (the Fed) raised its overnight interest rate target seven times, from 1% to 2.75%. Shorter-maturity notes like the five-year
Treasury suffered price declines as their yields rose with the Fed's rate hikes.

But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference between long- and short-maturity yields and flattening the curve between them. That helped higher-yielding, long-maturity/duration bonds generally outperform shorter-maturity/duration notes. And higher-yielding sectors of the investment-grade market, including mortgage-backed and corporate securities, generally outperformed lower-yielding
U.S. government debt.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  5.4 years             3.6 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               3.9 years             3.4 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.50%
--------------------------------------------------------------------------------
Advisor Class                                          3.25%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Government Bond - Portfolio Commentary

GOVERNMENT BOND'S RELATIVE PERFORMANCE STRONGER IN SECOND HALF OF YEAR

Though Government Bond's relatively defensive positioning caused it to underperform the benchmark for the fiscal year, most of this underperformance occurred in the first half of the period. Expecting stronger economic growth and rising interest rates early in 2004, the investment team kept Government Bond's effective duration shorter than that of its benchmark (a shorter duration slows downward price movement as interest rates rise). That strategy worked well versus the benchmark when bond yields soared in April of 2004, but dampened relative performance when bonds rallied in the third quarter of the year.

But Government Bond outstripped the benchmark in the second half of the fiscal year as the investment team anticipated (and positioned the portfolio for) the flattening yield curve, and adjusted portfolio weightings in favor of bond sectors that performed well. The team underweighted the portfolio's Treasury holdings versus the benchmark, and overweighted it in agency securities and TIPS
(Treasury Inflation-Protected securities), which outperformed nominal Treasurys during the fiscal year, and helped Government Bond outperform the benchmark.
Though Government Bond's effective duration was lengthened slightly over the period to bring it closer to that of the benchmark (from 3.4 years at the end of
March 2004 to 3.9 years on March 31, 2005), it remained short of the benchmark's duration (4.2 years) at the end of March 2005, in anticipation of further interest rate increases that are expected during the year.

COMMITMENT TO GOVERNMENT BOND'S INVESTMENT OBJECTIVE

We remain committed to pursuing the fund's objective--seeking high current income for shareholders.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                           % OF FUND             % OF FUND
                                          INVESTMENTS           INVESTMENTS
                                             AS OF                 AS OF
                                            3/31/05               9/30/04
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                   26.2%                 27.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Collateralized Mortgage
Obligations                                  22.3%                 19.5%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                   18.0%                 24.7%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     12.1%                 13.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Asset-Backed Securities                       5.0%                  6.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                   2.1%                  8.2%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           14.3%                   --
--------------------------------------------------------------------------------

------

Government Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 37.7%

       $ 7,750,595  FHLMC, 4.50%, 1/1/19(2)                       $   7,603,186
--------------------------------------------------------------------------------
         9,636,510  FHLMC, 5.50%, 10/1/34                             9,667,909
--------------------------------------------------------------------------------
        33,500,000  FNMA, 6.00%, settlement
                    date 4/13/05(3)                                  34,243,298
--------------------------------------------------------------------------------
        29,000,000  FNMA, 6.50%, settlement
                    date 4/13/05(3)                                  30,096,548
--------------------------------------------------------------------------------
        24,000,000  FNMA, 5.00%, settlement
                    date 4/18/05(3)                                  23,985,000
--------------------------------------------------------------------------------
        15,285,000  FNMA, 5.50%, settlement
                    date 4/18/05(3)                                  15,576,363
--------------------------------------------------------------------------------
        12,600,000  FNMA, 5.00%, settlement
                    date 5/12/05(3)                                  12,285,000
--------------------------------------------------------------------------------
        13,995,242  FNMA, 4.50%, 5/1/19                              13,695,562
--------------------------------------------------------------------------------
         1,549,705  FNMA, 6.50%, 3/1/32(2)                            1,611,219
--------------------------------------------------------------------------------
         1,712,458  FNMA, 7.00%, 6/1/32(2)                            1,806,186
--------------------------------------------------------------------------------
         2,142,545  FNMA, 6.50%, 8/1/32(2)                            2,228,422
--------------------------------------------------------------------------------
         4,520,783  FNMA, 5.50%, 9/1/34                               4,530,435
--------------------------------------------------------------------------------
        26,869,549  FNMA, 5.50%, 10/1/34                             26,926,915
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $185,135,399)                                                 184,256,043
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS(1) -- 32.1%

        23,156,034  FHLMC, Class EF SEQ, VRN,
                    3.21%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.40% with
                    no caps                                          23,275,356
--------------------------------------------------------------------------------
         4,256,003  FHLMC, Class FG SEQ, VRN,
                    3.31%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.50% with
                    no caps                                           4,291,218
--------------------------------------------------------------------------------
        19,462,765  FHLMC, Class FK SEQ, VRN,
                    3.16%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                          19,512,804
--------------------------------------------------------------------------------
         7,044,675  FHLMC, Class FM, VRN,
                    3.16%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                           7,073,671
--------------------------------------------------------------------------------
         3,663,518  FHLMC, Class PY, 4.00%,
                    2/15/10(2)                                        3,678,931
--------------------------------------------------------------------------------
         6,963,374  FHLMC, Series 2625, Class FJ
                    SEQ, VRN, 3.11%, 4/15/05,
                    resets monthly off the
                    1-month LIBOR plus 0.30%
                    with no caps(2)                                   6,976,479
--------------------------------------------------------------------------------
        10,000,000  FHLMC, Series 2836,
                    Class ND, 4.00%, 7/15/13                          9,971,240
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $ 6,832,312  FNMA, Series 2003-42,
                    Class FK, VRN, 3.25%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                            $   6,874,959
--------------------------------------------------------------------------------
        12,686,161  FNMA, Series 2003-43,
                    Class LF, VRN, 3.20%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                               12,748,273
--------------------------------------------------------------------------------
        10,819,261  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 3.25%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps(2)                            10,854,759
--------------------------------------------------------------------------------
        17,439,672  FNMA, Series 2003-84,
                    Class AL, 4.00%, 4/25/13(2)                      17,472,737
--------------------------------------------------------------------------------
        12,069,000  FNMA, Series 2003-124,
                    Class PB, 4.00%, 3/25/31(2)                      12,023,427
--------------------------------------------------------------------------------
         7,486,098  FNMA, Series 2004 T1,
                    Class 1A2, 6.50%, 1/25/44                         7,738,769
--------------------------------------------------------------------------------
        11,610,711  FNMA, Series 2004 W5,
                    Class F1, VRN, 3.30%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.45% with no caps                               11,670,448
--------------------------------------------------------------------------------
         2,576,681  FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43(2)                                2,573,297
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $157,041,438)                                                 156,736,368
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 25.9%

         7,000,000  FHLMC, 2.875%, 12/15/06(2)                        6,883,513
--------------------------------------------------------------------------------
        20,000,000  FHLMC, 5.625%, 3/15/11(2)(4)                     21,055,900
--------------------------------------------------------------------------------
        16,700,000  FNMA, 5.25%, 4/15/07(2)                          17,100,015
--------------------------------------------------------------------------------
         5,000,000  FNMA, 2.50%, 7/16/07(2)                           4,829,820
--------------------------------------------------------------------------------
        18,800,000  FNMA, 3.00%, 8/15/07(2)(4)                       18,350,078
--------------------------------------------------------------------------------
         5,000,000  FNMA, 3.125%, 12/15/07(2)(4)                      4,871,075
--------------------------------------------------------------------------------
        27,800,000  FNMA, 6.625%, 9/15/09(2)                         30,232,056
--------------------------------------------------------------------------------
         5,000,000  FNMA, 6.125%, 3/15/12(2)(4)                       5,417,965
--------------------------------------------------------------------------------
        18,025,000  FNMA, 4.625%, 10/15/14(2)(4)                     17,679,677
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $128,322,288)                                                 126,420,099
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 17.5%

         8,200,000  U.S. Treasury Bonds, 11.25%,
                    2/15/15(2)(4)                                    12,560,735
--------------------------------------------------------------------------------
         4,164,000  U.S. Treasury Bonds, 8.875%,
                    8/15/17(2)(4)                                     5,790,729
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Bonds, 8.00%,
                    11/15/21(2)(4)                                    7,470,551
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $ 5,300,000  U.S. Treasury Bonds, 7.25%,
                    8/15/22(2)(4)                                 $   6,776,755
--------------------------------------------------------------------------------
         5,700,000  U.S. Treasury Bonds, 7.625%,
                    11/15/22(2)(4)                                    7,551,389
--------------------------------------------------------------------------------
         4,835,000  U.S. Treasury Bonds, 6.25%,
                    8/15/23(2)(4)                                     5,631,078
--------------------------------------------------------------------------------
         7,550,000  U.S. Treasury Bonds, 6.125%,
                    11/15/27(2)(4)                                    8,826,720
--------------------------------------------------------------------------------
         5,500,000  U.S. Treasury Bonds, 5.50%,
                    8/15/28(2)(4)                                     5,976,526
--------------------------------------------------------------------------------
         6,000,000  U.S. Treasury Bonds, 5.375%,
                    2/15/31(2)(4)                                     6,541,176
--------------------------------------------------------------------------------
        16,677,455  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15(2)(4)                     16,436,415
--------------------------------------------------------------------------------
         1,700,000  U.S. Treasury Notes, 4.25%,
                    8/15/14(2)(4)                                     1,667,595
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $84,085,214)                                                   85,229,669
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES -- 7.3%

         7,861,148  FHLMC, Series T19, Class A,
                    VRN, 3.02%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.17% with
                    no caps                                           7,866,942
--------------------------------------------------------------------------------
         7,555,979  FHLMC, Series T20, Class A7,
                    VRN, 3.00%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.15% with
                    no caps                                           7,563,052
--------------------------------------------------------------------------------
        14,955,365  FHLMC, Series T21, Class A,
                    VRN, 3.03%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps(2)                                       14,967,060
--------------------------------------------------------------------------------
         2,512,540  FHLMC, Series T34, Class A1V,
                    VRN, 2.97%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.12% with
                    no caps                                           2,513,042
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $ 2,503,934  FHLMC, Series T35, Class A,
                    VRN, 2.99%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.14% with
                    no caps(2)                                    $   2,506,505
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
ASSET-BACKED SECURITIES
(Cost $35,411,618)                                                   35,416,601
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 3.0%

        14,400,000  FHLMC Discount Notes,
                    2.54%, 4/1/05(2)(5)
(Cost $14,400,000)                                                   14,400,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(6) -- 20.6%

REPURCHASE AGREEMENTS -- 20.6%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $45,373,502)                              45,369,910
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.875%, dated 3/31/05,
due 4/1/05 (Delivery value $55,004,392)                              55,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $100,369,910)                                                 100,369,910
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 144.1%
(Cost $704,765,867)                                                 702,828,690
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (44.1)%                                             (215,157,748)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                        $ 487,670,942
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Government Bond - Schedule of Investments

MARCH 31, 2005

FUTURES CONTRACTS*

                             Expiration      Underlying Face
    Contracts Purchased         Date         Amount at Value     Unrealized Loss
--------------------------------------------------------------------------------
    134  U.S. Treasury
         10-Year Notes       June 2005         $14,641,594          $(108,622)
                                            ====================================

                             Expiration      Underlying Face
      Contracts Sold            Date         Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
    648  U.S. Treasury
         2-Year Notes        June 2005        $134,065,125           $367,908
--------------------------------------------------------------------------------
    206  U.S. Treasury
         5-Year Notes        June 2005          22,061,313             29,599
--------------------------------------------------------------------------------
                                              $156,126,438           $397,507
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**

                                                                      Unrealized
Notional Amount    Description of Agreement       Expiration Date        Loss
--------------------------------------------------------------------------------
  $10,000,000      Receive semiannually a         September 2007      $(239,319)
                   fixed rate equal to                               ===========
                   3.243% and pay quarterly
                   a variable rate based
                   on the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.

(3) Forward Commitment.

(4) Security, or a portion thereof, was on loan as of March 31, 2005.

(5) The rate indicated is the yield to maturity at purchase.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                                 1 YEAR      5 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    2.57%       9.04%        6.78%         2/10/97
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(1)               2.78%       9.79%        7.63%(2)        --
--------------------------------------------------------------------------------
Institutional Class               2.77%         --         6.60%         10/1/02
--------------------------------------------------------------------------------
Advisor Class                     2.33%       8.77%        7.49%         6/15/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon U.S. Inflation-Linked Index, the fund's benchmark since inception, became known as the Citigroup U.S. Inflation-Linked
    Securities Index.

(2) Since 2/28/97, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Inflation-Adjusted Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made February 10, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended March 31
--------------------------------------------------------------------------------------------
                    1997*   1998    1999    2000     2001    2002     2003     2004    2005
--------------------------------------------------------------------------------------------
Investor Class     -1.98%   3.45%   3.37%   5.52%   12.62%   4.16%   16.42%   10.04%   2.57%
--------------------------------------------------------------------------------------------
Citigroup U.S.
Inflation-Linked
Securities Index   -1.37%   3.93%   4.11%   6.39%   13.54%   4.37%   18.20%   10.83%   2.78%
--------------------------------------------------------------------------------------------

*From 2/10/97, the Investor Class's inception date. Index data from 2/28/97, the date nearest the Investor Class's inception for which data are available. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Inflation-Adjusted Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY & PERSPECTIVE

Inflation-Adjusted Bond returned 2.57%* for the fiscal year ended March 31,
2005, as inflation-indexed securities outperformed most other types of taxable bonds amid moderate U.S. economic growth, rising interest rates, and accelerating inflation. By comparison, the fund's benchmark--the Citigroup U.S.
Inflation-Linked Securities Index--returned 2.78%. The fund's return is reduced by fees, while the benchmark's is not. (Please see pages 14 and 15.)

Inflation-Adjusted Bond performed even better versus the funds in Lipper's
Treasury Inflation Protected Securities category, which averaged a return of
2.24% for the 12 months. The fund finished among the top 35% of its peers (23 of
67) based on those returns, and we talk about the strategies that we employed to produce that result in the Portfolio Positioning and Strategy section on the next page.

ECONOMIC & MARKET PERSPECTIVE

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Crude oil spurted
55% higher to over $55 a barrel, fueling concerns about higher inflation and a global economic slowdown (consumer and business spending were expected to decline as energy costs soared). Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter 2005 GDP was 3.1%.

As the economic outlook softened, the Treasury yield curve "flattened." To fight inflation, the Federal Reserve (the Fed) raised its overnight interest rate target seven times (the most since 1994-95) from 1% to 2.75%. Shorter-maturity notes like the five-year Treasury suffered price declines as their yields rose with the Fed's rate hikes. The five-year Treasury yield increased by almost 1.4 percentage points during the fiscal year.

But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference between long- and short-maturity yields and flattening the yield curve. That helped long-maturity/duration bonds enjoy price gains and generally outperform shorter-maturity/duration notes.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                 10.6 years            10.7 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               6.6 years             5.3 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.07%
--------------------------------------------------------------------------------
Institutional Class                                    3.27%
--------------------------------------------------------------------------------
Advisor Class                                          2.82%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Inflation-Adjusted Bond - Portfolio Commentary

INFLATION-INDEXED SECURITIES PERSPECTIVE

With interest rates rising and overall consumer prices (as measured by the seasonally adjusted consumer price index for all urban consumers) increasing at a 4.3% compound annual rate during 2005's first quarter, breakeven rates--
representing the yield gap between inflation-indexed Treasurys and their conventional counterparts--for Treasury Inflation Protected Securities (TIPS)
finished higher for the 12 months.

Breakeven rates for five-year TIPS climbed 84 basis points, while those for
10-year TIPS increased by 33 basis points. Lastly, breakevens on 30-year TIPS finished slightly higher but little changed overall, buoyed by the unexpected
"conundrum" of long-term bonds performing well in spite of rising short-term rates.

PORTFOLIO POSITIONING & STRATEGY

Inflation-Adjusted Bond experienced tremendous growth during the fiscal year as investors increasingly sought the protection of inflation-indexed securities.
With assets up by more than 50%, we primarily invested the incoming cash into various-maturity TIPS in an effort to provide investors with market-like performance. As the accompanying table concerning portfolio composition by maturity shows, that translated into little overall change in the portfolio's bond maturity structure.

With the help of our corporate credit research team, we also searched for what we believed to be value-added securities outside of TIPS. Those efforts landed two corporate inflation-indexed bonds for the portfolio, both of which are benchmarked off of the consumer price index--the same inflation index used by
TIPS. One of the bonds was issued by Toyota Motor Credit Corp., the other by
Sallie Mae.

Finally, we used Treasury futures contracts to express our expectations for the earlier described economic and market environment to shrink the yield gap between two- and 10-year Treasury bonds (which fell by approximately 80 basis points--0.80%--over the last six months).

OUR COMMITMENT

Inflation-Adjusted Bond seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities. We remain committed to that objective and will endeavor to do so by continuing to primarily invest in inflation-indexed debt securities.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
0 - 5-Year Notes(1)                         24.3%                 25.3%
--------------------------------------------------------------------------------
5 - 10-Year Notes                           48.3%                 47.9%
--------------------------------------------------------------------------------
10 - 30-Year Bonds                          27.4%                 26.8%
--------------------------------------------------------------------------------
(1) Includes temporary cash investments.

------

Inflation Adjusted Bond - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 91.5%

       $64,743,680  U.S. Treasury Inflation
                    Indexed Bonds, 2.375%,
                    1/15/25(1)                                   $   69,660,638
--------------------------------------------------------------------------------
        74,569,852  U.S. Treasury Inflation
                    Indexed Bonds, 3.625%,
                    4/15/28(1)                                       98,043,324
--------------------------------------------------------------------------------
        60,374,877  U.S. Treasury Inflation
                    Indexed Bonds, 3.875%,
                    4/15/29                                          83,048,784
--------------------------------------------------------------------------------
        15,040,060  U.S. Treasury Inflation
                    Indexed Bonds, 3.375%,
                    4/15/32                                          19,964,236
--------------------------------------------------------------------------------
        61,482,659  U.S. Treasury Inflation
                    Indexed Notes, 3.375%,
                    1/15/07                                          64,564,108
--------------------------------------------------------------------------------
        39,540,720  U.S. Treasury Inflation
                    Indexed Notes, 3.625%,
                    1/15/08                                          42,537,669
--------------------------------------------------------------------------------
        35,207,464  U.S. Treasury Inflation
                    Indexed Notes, 3.875%,
                    1/15/09                                          38,837,847
--------------------------------------------------------------------------------
        22,463,790  U.S. Treasury Inflation
                    Indexed Notes, 4.25%,
                    1/15/10                                          25,578,619
--------------------------------------------------------------------------------
        24,157,440  U.S. Treasury Inflation
                    Indexed Notes, 0.875%,
                    4/15/10                                          23,637,983
--------------------------------------------------------------------------------
        42,510,056  U.S. Treasury Inflation
                    Indexed Notes, 3.50%,
                    1/15/11                                          47,501,162
--------------------------------------------------------------------------------
        39,734,300  U.S. Treasury Inflation
                    Indexed Notes, 3.375%,
                    1/15/12                                          44,606,957
--------------------------------------------------------------------------------
        67,132,815  U.S. Treasury Inflation
                    Indexed Notes, 3.00%,
                    7/15/12                                          73,906,650
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $73,195,920  U.S. Treasury Inflation
                    Indexed Notes, 1.875%,
                    7/15/13                                      $   74,495,001
--------------------------------------------------------------------------------
        71,208,000  U.S. Treasury Inflation
                    Indexed Notes, 2.00%,
                    1/15/14                                          72,908,233
--------------------------------------------------------------------------------
        71,825,020  U.S. Treasury Inflation
                    Indexed Notes, 2.00%,
                    7/15/14                                          73,386,352
--------------------------------------------------------------------------------
        68,906,850  U.S. Treasury Inflation
                    Indexed Notes, 1.625%,
                    1/15/15                                          67,910,939
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $878,591,798)                                                 920,588,502
--------------------------------------------------------------------------------
CORPORATE BONDS -- 6.6%

        25,000,000  SLM Corp., 1.32%, 1/25/10                        24,641,214
--------------------------------------------------------------------------------
        42,285,600  Toyota Motor Credit Corp.
                    Inflation Indexed Bonds,
                    1.22%, 10/1/09                                   42,134,640
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $67,247,564)                                                   66,775,854
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

         2,100,000  FHLMC Discount Notes,
                    2.54%, 4/1/05(2)
(Cost $2,100,000)                                                     2,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.3%
(Cost $947,939,362)                                                 989,464,356
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 1.7%                                                  16,937,055
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $1,006,401,411
================================================================================

FUTURES CONTRACTS*

                             Expiration      Underlying Face
    Contracts Purchased         Date         Amount at Value     Unrealized Loss
--------------------------------------------------------------------------------
    275  U.S. Treasury
         10-Year Notes       June 2005         $30,048,047          $(197,400)
                                            ====================================

                             Expiration      Underlying Face
      Contracts Sold            Date         Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
    548  U.S. Treasury
         2-Year Notes        June 2005        $113,376,063           $271,932
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments against price fluctuations.

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

(1) Security, or a portion thereof, has been segregated for futures contracts.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Short-Term Government - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                 ----------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                     1 YEAR      5 YEARS    10 YEARS      INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS       -0.16%       4.09%       4.67%        6.19%        12/15/82
--------------------------------------------------------------------------------
CITIGROUP U.S.
TREASURY/AGENCY
1- TO 3-YEAR
INDEX(1)             -0.27%       4.80%       5.43%        7.22%(2)        --
--------------------------------------------------------------------------------
Advisor Class        -0.41%       3.83%         --         3.68%         7/8/98
--------------------------------------------------------------------------------

(1) In June 2003, the Salomon 1- to 3-Year Treasury/Agency Index, the fund's benchmark since inception, became known as the Citigroup U.S.
    Treasury/Agency 1- to 3-Year Index.

(2) Since 12/31/82, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

                                                                    (continued)

------

Short-Term Government - Performance

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made March 31, 1995

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended March 31
--------------------------------------------------------------------------------------------------
                    1996    1997    1998    1999    2000    2001    2002    2003    2004     2005
--------------------------------------------------------------------------------------------------
Investor Class      7.05%   4.69%   6.66%   5.39%   2.51%   9.25%   4.68%   5.52%   1.40%   -0.16%
--------------------------------------------------------------------------------------------------
Citigroup U.S.
Treasury/Agency
1- to 3-Year
Index               7.67%   5.39%   7.49%   6.09%   3.72%   9.77%   5.61%   6.71%   2.45%   -0.27%
--------------------------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

Short-Term Government - Portfolio Commentary

PORTFOLIO MANAGER: BOB GAHAGAN

PERFORMANCE SUMMARY

Short-Term Government posted a slightly negative return (-0.16%*) for the year ended March 31, 2005, but outperformed its benchmark, the Citigroup U.S.
Treasury/Agency 1- to 3-Year Index, which returned -0.27%. Year-to-date,
Short-Term Government is also ahead of its benchmark, returning -0.10%, compared with the -0.24% return of the benchmark.

BOND MARKET IS MIXED

Economic uncertainty, inflation fears, and rising interest rates fostered bond market volatility. A sharp selloff in the second quarter of 2004 raised the
10-year Treasury yield by over a full percentage point from 3.84% at the start of the fiscal year to 4.87% in June 2004. Later, strong rallies in the third quarter of 2004 and the first 40 days of 2005 pulled the yield below 4% before another selloff pushed it above 4.60% in March 2005. By the end of the fiscal year, the 10-year Treasury yield had settled at 4.49%, resulting in negative performance (a 0.96% loss) for 10-year note investors. Treasury security returns ranged from a 2.23% decline for the five-year note to a 5.11% gain for the
30-year bond.

ECONOMIC & MARKET PERSPECTIVE

U.S. economic growth during the fiscal year was moderate, restrained by escalating energy prices and rising short-term interest rates. Real annualized gross domestic product (GDP) in the U.S. was between 3.3% and 4.0% in the last three quarters of 2004, and the government's initial estimate of first-quarter
2005 GDP was 3.1%.

As the economic outlook softened, the Treasury yield curve "flattened." To fight inflation, the Federal Reserve (the Fed) raised its overnight interest rate target seven times, from 1% to 2.75%. Shorter-maturity notes like the five-year
Treasury suffered price declines as their yields rose with the Fed's rate hikes.

But the 30-year Treasury yield confounded the Fed and investors by FALLING 0.01 point, reducing the difference between long- and short-maturity yields and flattening the curve between them. That helped higher-yielding, long-maturity/duration bonds generally outperform shorter-maturity/duration notes. And higher-yielding sectors of the investment-grade market, including mortgage-backed and corporate securities, generally outperformed lower-yielding
U.S. government debt.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           3/31/05               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  2.5 years             2.1 years
--------------------------------------------------------------------------------
Average Duration
(effective)                               1.6 years             1.6 years
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                         3.00%
--------------------------------------------------------------------------------
Advisor Class                                          2.75%
--------------------------------------------------------------------------------

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

                                                                    (continued)

------

Short-Term Government - Portfolio Commentary

FAVORABLE POSITIONING HELPED SHORT-TERM GOVERNMENT OUTPERFORM THE BENCHMARK

Expecting stronger economic growth and rising interest rates early in 2004, the investment team had Short-Term Government's effective duration set shorter than that of its benchmark-- a shorter duration slows downward price movement as interest rates rise. That strategy worked well versus the benchmark when bond yields soared in April of 2004, but dampened relative performance when bonds rallied in the third quarter of the year.

But Short-Term Government still performed better than its benchmark during the fiscal year, and for 2005 to date. The portfolio's bias toward a flattening yield curve helped out in the second half of the fiscal year, as did the team's portfolio weightings, which favored bond sectors that performed well. The team underweighted Short-Term Government's Treasury holdings versus the benchmark, cutting them from around 12% at the beginning of the period to 4.8% as of March
31, 2005 (based on net assets). The portfolio had a significant overweight in mortgage-backed securities (MBS), which outperformed nominal Treasurys during the second half of the fiscal year, and helped Short-Term Government stay ahead of its benchmark. At the end of the period, the portfolio's duration remained slightly short of its benchmark's, in anticipation of further interest rate increases expected during the year.

COMMITMENT TO SHORT-TERM GOVERNMENT'S INVESTMENT OBJECTIVE

We remain committed to pursuing the fund's objective--seeking high current income for shareholders while maintaining safety of principle.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                 40.3%                 30.5%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  22.9%                 17.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Securities                                  20.2%                 41.2%
--------------------------------------------------------------------------------
U.S. Treasury Securities
and Equivalents                              3.9%                  4.6%
--------------------------------------------------------------------------------
Asset-Backed Securities                      3.5%                  4.1%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  4.7%                  2.6%
--------------------------------------------------------------------------------
Collateral Received for
Securities Lending                           4.5%                   --
--------------------------------------------------------------------------------

------

Short-Term Government - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 49.1%

       $ 9,001,125  Bank of America Commercial
                    Mortgage Inc., Series 2004-1,
                    Class A1 SEQ, 3.16%,
                    11/10/39(2)                                  $     8,706,537
--------------------------------------------------------------------------------
        71,000,000  Bear Stearns Commercial
                    Mortgage Securities
                    STRIPS - COUPON, Series
                    2004 T16, Class X2, VRN,
                    0.97%, 4/1/05(2)                                  2,960,404
--------------------------------------------------------------------------------
         6,269,453  Bear Stearns Commercial
                    Mortgage Securities, Series
                    2003 2, Class A5, 3.99%,
                    1/25/33 (Acquired 12/10/04,
                    Cost $6,293,943)(2)(3)                            6,223,717
--------------------------------------------------------------------------------
        88,380,903  Commercial Mortgage
                    Acceptance Corp. STRIPS -
                    COUPON, Series 1998 C2,
                    Class X, VRN, 1.16%, 4/1/05(2)                    3,316,051
--------------------------------------------------------------------------------
        15,520,010  FHLMC, Class FK SEQ, VRN,
                    3.16%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps(2)                                       15,597,718
--------------------------------------------------------------------------------
         7,044,675  FHLMC, Class FM, VRN,
                    3.16%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                           7,073,671
--------------------------------------------------------------------------------
        17,416,730  FHLMC, Class FM, VRN,
                    3.16%, 4/15/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.35% with
                    no caps                                          17,508,916
--------------------------------------------------------------------------------
        35,841,000  FHLMC, Class OA, 3.50%,
                    4/15/10                                          35,837,882
--------------------------------------------------------------------------------
        12,453,479  FHLMC, Class PY, 4.00%,
                    2/15/10(2)                                       12,505,870
--------------------------------------------------------------------------------
        16,961,414  FHLMC, Class UA, 3.50%,
                    4/15/09                                          16,971,235
--------------------------------------------------------------------------------
        20,000,000  FHLMC, Series 2005-2937,
                    Class KA, 4.50%, 12/15/14                        20,086,680
--------------------------------------------------------------------------------
        17,041,091  FHLMC, Series 2605,
                    Class PB, 4.00%, 11/15/10(2)                     17,082,466
--------------------------------------------------------------------------------
        13,966,354  FHLMC, Series 2624,
                    Class FE SEQ, VRN, 3.11%,
                    4/15/05, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps                               13,993,798
--------------------------------------------------------------------------------
        11,837,736  FHLMC, Series 2625,
                    Class FJ SEQ, VRN, 3.11%,
                    4/15/05, resets monthly off
                    the 1-month LIBOR plus
                    0.30% with no caps(2)                            11,860,014
--------------------------------------------------------------------------------
        11,524,201  FHLMC, Series 2709,
                    Class PA, 3.75%, 1/15/11                         11,553,461
--------------------------------------------------------------------------------
        20,465,417  FHLMC, Series 2831,
                    Class AF, VRN, 3.11%,
                    4/15/05                                          20,576,483
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $16,434,000  FHLMC, Series 2888,
                    Class GA, 4.00%, 10/15/11                    $   16,446,999
--------------------------------------------------------------------------------
         4,254,077  First Union National Bank
                    Commercial Mortgage,
                    Series 2001 C3, Class A1
                    SEQ, 5.20%, 8/15/33                               4,292,691
--------------------------------------------------------------------------------
        16,894,951  FNMA, Class PA, 4.00%,
                    5/15/09                                          16,970,336
--------------------------------------------------------------------------------
         7,636,973  FNMA, Series 2002-74,
                    Class PB, 5.00%, 9/25/11                          7,646,198
--------------------------------------------------------------------------------
        23,193,907  FNMA, Series 2003-17,
                    Class FN, VRN, 3.15%,
                    4/25/05                                          23,305,516
--------------------------------------------------------------------------------
        13,166,939  FNMA, Series 2003-24,
                    Class BF, VRN, 3.20%,
                    4/25/05                                          13,227,086
--------------------------------------------------------------------------------
        10,248,467  FNMA, Series 2003-42,
                    Class FK, VRN, 3.25%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps                               10,312,438
--------------------------------------------------------------------------------
        12,686,161  FNMA, Series 2003-43,
                    Class LF, VRN, 3.20%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.35% with no caps                               12,748,272
--------------------------------------------------------------------------------
        18,032,102  FNMA, Series 2003-52,
                    Class KF SEQ, VRN, 3.25%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.40% with no caps(2)                            18,091,265
--------------------------------------------------------------------------------
        12,791,696  FNMA, Series 2003-57,
                    Class KL, 3.50%, 3/25/09                         12,787,385
--------------------------------------------------------------------------------
        14,972,195  FNMA, Series 2004 T1,
                    Class 1A2, 6.50%, 1/25/44                        15,477,537
--------------------------------------------------------------------------------
        11,610,711  FNMA, Series 2004 W5,
                    Class F1, VRN, 3.30%,
                    4/25/05, resets monthly off
                    the 1-month LIBOR plus
                    0.45% with no caps                               11,670,448
--------------------------------------------------------------------------------
         9,056,358  FNMA Whole Loan, Series
                    2004 W1, Class 1A1 SEQ,
                    3.27%, 11/25/43(2)                                9,044,467
--------------------------------------------------------------------------------
        26,526,130  GMAC Commercial Mortgage
                    Securities Inc. STRIPS -
                    COUPON, Series 2000 C3,
                    Class X, VRN, 1.34%, 4/1/05
                    (Acquired 2/22/02, Cost
                    $1,824,708)(3)                                    1,421,907
--------------------------------------------------------------------------------
        10,000,000  Greenwich Capital
                    Commercial Funding Corp.,
                    Series 2005 GG3, Class A2,
                    VRN, 4.31%, 4/1/05(2)                             9,852,340
--------------------------------------------------------------------------------
         8,560,066  Morgan Stanley Capital I,
                    Series 2004 T13, Class A1
                    SEQ, 2.85%, 9/13/45(2)                            8,286,076
--------------------------------------------------------------------------------
        17,544,039  Washington Mutual, Inc.,
                    Series 2002 AR19, Class A6,
                    4.16%, 2/25/33(2)                                17,579,548
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $ 7,150,000  Washington Mutual, Series
                    2003 AR4, Class A6, 3.42%,
                    5/25/33(2)                                   $    6,986,966
--------------------------------------------------------------------------------
        40,000,000  Washington Mutual, Series
                    2003 AR5, Class A6, 3.70%,
                    6/25/33(2)                                       39,152,081
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $479,212,896)                                                 477,154,459
--------------------------------------------------------------------------------
FIXED-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 26.2%

         5,870,503  FHLMC, 5.00%, 6/1/09(2)                           5,948,252
--------------------------------------------------------------------------------
        12,885,846  FHLMC, 5.00%, 7/1/09(2)                          13,056,507
--------------------------------------------------------------------------------
           503,323  FHLMC, 6.50%, 1/1/11                                525,422
--------------------------------------------------------------------------------
           784,768  FHLMC, 6.50%, 5/1/11                                820,681
--------------------------------------------------------------------------------
           701,637  FHLMC, 6.50%, 12/1/12                               734,006
--------------------------------------------------------------------------------
         2,067,844  FHLMC, 6.00%, 2/1/13                              2,136,809
--------------------------------------------------------------------------------
           100,258  FHLMC, 7.00%, 11/1/13                               105,372
--------------------------------------------------------------------------------
            87,649  FHLMC, 7.00%, 12/1/14                                92,107
--------------------------------------------------------------------------------
         3,283,460  FHLMC, 6.00%, 1/1/15                              3,394,389
--------------------------------------------------------------------------------
         1,320,463  FHLMC, 7.50%, 5/1/16                              1,391,080
--------------------------------------------------------------------------------
         2,416,353  FHLMC, 5.50%, 11/1/17                             2,468,201
--------------------------------------------------------------------------------
        22,429,480  FHLMC, 5.50%, 11/1/18(2)                         22,915,864
--------------------------------------------------------------------------------
        14,550,604  FHLMC, 4.50%, 6/1/19                             14,258,936
--------------------------------------------------------------------------------
        22,000,000  FNMA, 5.50%, settlement
                    date 4/13/05(4)                                  22,034,364
--------------------------------------------------------------------------------
        34,175,000  FNMA, 6.00%, settlement
                    date 4/13/05(4)                                  34,933,276
--------------------------------------------------------------------------------
        34,175,000  FNMA, 6.50%, settlement
                    date 4/13/05(4)                                  35,467,226
--------------------------------------------------------------------------------
        35,000,000  FNMA, 5.00%, settlement
                    date 4/18/05(4)                                  34,978,126
--------------------------------------------------------------------------------
        13,300,000  FNMA, 5.50%, settlement
                    date 4/18/05(4)                                  13,553,525
--------------------------------------------------------------------------------
        20,250,000  FNMA, 5.00%, settlement
                    date 5/12/05(4)                                  19,743,750
--------------------------------------------------------------------------------
            37,428  FNMA, 8.00%, 5/1/12                                  39,608
--------------------------------------------------------------------------------
         2,971,528  FNMA, 6.50%, 1/1/13                               3,104,260
--------------------------------------------------------------------------------
            27,859  FNMA, 6.50%, 3/1/13                                  29,112
--------------------------------------------------------------------------------
           321,742  FNMA, 6.00%, 6/1/13                                 332,402
--------------------------------------------------------------------------------
            31,760  FNMA, 6.50%, 6/1/13                                  33,184
--------------------------------------------------------------------------------
            83,180  FNMA, 6.00%, 1/1/14                                  85,977
--------------------------------------------------------------------------------
           736,539  FNMA, 6.00%, 7/1/14                                 761,258
--------------------------------------------------------------------------------
         1,081,394  FNMA, 5.50%, 4/1/16                               1,103,195
--------------------------------------------------------------------------------
         6,518,801  FNMA, 4.50%, 5/1/19                               6,379,214
--------------------------------------------------------------------------------
         6,364,043  FNMA, 4.50%, 6/1/19                               6,227,770
--------------------------------------------------------------------------------
         1,156,240  FNMA, 7.00%, 5/1/32                               1,219,525
--------------------------------------------------------------------------------
           931,338  FNMA, 7.00%, 5/1/32                                 982,313
--------------------------------------------------------------------------------
         3,048,261  FNMA, 7.00%, 6/1/32                               3,215,101
--------------------------------------------------------------------------------
           696,551  FNMA, 7.00%, 6/1/32                                 734,897
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $ 1,891,091  FNMA, 7.00%, 8/1/32                          $    1,994,596
--------------------------------------------------------------------------------
            25,686  GNMA, 5.50%, 1/20/09                                 26,319
--------------------------------------------------------------------------------
            31,062  GNMA, 9.00%, 12/20/16                                33,733
--------------------------------------------------------------------------------
           142,794  GNMA, 9.00%, 8/20/17                                155,397
--------------------------------------------------------------------------------
            32,386  GNMA, 9.50%, 11/20/19                                35,870
--------------------------------------------------------------------------------
TOTAL FIXED-RATE U.S. GOVERNMENT
AGENCY MORTGAGE-BACKED
SECURITIES
(Cost $255,485,878)                                                 255,051,624
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 24.6%

        84,000,000  FHLB, 2.00%, 2/13/06(5)                          82,887,168
--------------------------------------------------------------------------------
        29,850,000  FHLB, 2.50%, 3/30/06(2)                          29,493,203
--------------------------------------------------------------------------------
        23,900,000  FHLB, 1.875%, 6/15/06(5)                         23,366,504
--------------------------------------------------------------------------------
        72,000,000  FHLMC, 2.875%, 12/15/06(5)                       70,801,848
--------------------------------------------------------------------------------
        32,000,000  FNMA, 5.25%, 6/15/06(2)                          32,542,464
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $241,557,025)                                                 239,091,187
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 4.3%

         1,859,287  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-5, Class A3 SEQ,
                    3.03%, 7/25/33(2)                                 1,855,957
--------------------------------------------------------------------------------
         3,801,451  Ameriquest Mortgage
                    Securities Inc., Series
                    2003-8, Class AV2, VRN,
                    3.28%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.43% with
                    no caps(2)                                        3,808,792
--------------------------------------------------------------------------------
           106,368  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003-1, Class N1,
                    6.90%, 7/26/33                                      106,250
--------------------------------------------------------------------------------
         2,192,919  Centex Home Equity, Series
                    2004 C, Class AF1, VRN,
                    2.82%, 4/1/05                                     2,181,255
--------------------------------------------------------------------------------
        12,748,431  FNMA STRIPS - COUPON,
                    Series 2002 T7, Class S1,
                    5.25%, 5/25/05                                       61,078
--------------------------------------------------------------------------------
        30,000,000  Ford Credit Auto Owner Trust,
                    Series 2005 A, Class A4 SEQ,
                    3.72%, 10/15/09(2)                               29,584,380
--------------------------------------------------------------------------------
         4,270,167  Long Beach Mortgage Loan
                    Trust, Series 2003-3, Class A ,
                    VRN, 3.17%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.32% with
                    no caps(2)                                        4,280,193
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $    32,442  Morgan Stanley Capital I,
                    Series 2002-NC2, Class A2,
                    VRN, 3.19%, 4/25/05, resets
                    monthly off the 1-month
                    LIBOR plus 0.34% with
                    no caps                                      $       32,466
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $42,375,130)                                                   41,910,371
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 3.0%

        16,600,000  U.S. Treasury Notes, 6.50%,
                    10/15/06(5)                                      17,298,379
--------------------------------------------------------------------------------
        12,000,000  U.S. Treasury Notes, 3.00%,
                    11/15/07(5)                                      11,743,128
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $29,564,474)                                                   29,041,507
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(6) -- 1.8%

        15,000,000  BECC, 3.28%, 11/15/06(2)                         14,064,346
--------------------------------------------------------------------------------
           382,500  TIGR, 3.205%, 11/15/06                              211,133
--------------------------------------------------------------------------------
         1,813,000  TR, 1.90%, 2/15/06                                1,756,844
--------------------------------------------------------------------------------
         1,077,000  TR, 3.23%, 11/15/06                               1,010,623
--------------------------------------------------------------------------------
           100,000  U.S. Treasury Corpus, 3.28%,
                    11/15/06                                             93,762
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $17,349,333)                                                   17,136,708
--------------------------------------------------------------------------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(1) -- 1.7%

            27,066  FHLMC, 3.97%, 8/1/18                                 27,702
--------------------------------------------------------------------------------
           113,138  FHLMC, 3.78%, 11/1/18                               114,967
--------------------------------------------------------------------------------
           483,255  FHLMC, 3.99%, 9/1/20                                490,184
--------------------------------------------------------------------------------
            63,056  FHLMC, 3.50%, 1/1/21                                 63,298
--------------------------------------------------------------------------------
            75,335  FHLMC, 5.01%, 3/1/24                                 77,877
--------------------------------------------------------------------------------
            19,206  FNMA, 7.49%, 8/1/14                                  19,735
--------------------------------------------------------------------------------
           123,703  FNMA, 3.00%, 4/1/16                                 124,191
--------------------------------------------------------------------------------
             9,930  FNMA, 4.125%, 8/1/16                                 10,167
--------------------------------------------------------------------------------
            79,685  FNMA, 4.11%, 1/1/17                                  81,894
--------------------------------------------------------------------------------
           330,799  FNMA, 5.18%, 5/1/17                                 335,290
--------------------------------------------------------------------------------
           184,006  FNMA, 4.44%, 7/1/17                                 188,654
--------------------------------------------------------------------------------
            71,143  FNMA, 4.85%, 7/1/17                                  71,970
--------------------------------------------------------------------------------
           180,665  FNMA, 3.77%, 2/1/18                                 184,008
--------------------------------------------------------------------------------
           102,107  FNMA, 4.75%, 2/1/18                                 104,490
--------------------------------------------------------------------------------
            79,702  FNMA, 3.08%, 5/1/18                                  81,669
--------------------------------------------------------------------------------
            71,803  FNMA, 3.97%, 6/1/18                                  73,220
--------------------------------------------------------------------------------
            84,655  FNMA, 3.96%, 8/1/19                                  86,662
--------------------------------------------------------------------------------
           623,970  FNMA, 3.94%, 9/1/19                                 636,707
--------------------------------------------------------------------------------
           216,675  FNMA, 3.80%, 1/1/20                                 218,771
--------------------------------------------------------------------------------
            87,602  FNMA, 4.30%, 3/1/21                                  89,908
--------------------------------------------------------------------------------

Principal Amount                                                      Value
--------------------------------------------------------------------------------

       $    52,833  FNMA, 3.58%, 8/1/21                          $       54,241
--------------------------------------------------------------------------------
           147,349  FNMA, 3.52%, 5/1/22                                 148,052
--------------------------------------------------------------------------------
            68,377  FNMA, 3.81%, 5/1/22                                  69,817
--------------------------------------------------------------------------------
            83,208  FNMA, 4.40%, 1/1/23                                  85,036
--------------------------------------------------------------------------------
            21,543  FNMA, 3.875%, 6/1/23                                 22,379
--------------------------------------------------------------------------------
            23,954  FNMA, 3.875%, 7/1/23                                 24,883
--------------------------------------------------------------------------------
           296,339  FNMA, 3.34%, 8/1/23                                 304,855
--------------------------------------------------------------------------------
           109,929  FNMA, 3.85%, 8/1/23                                 113,156
--------------------------------------------------------------------------------
         1,831,651  FNMA, 4.41%, 5/1/25                               1,865,163
--------------------------------------------------------------------------------
            38,038  FNMA, 4.35%, 10/1/25                                 39,389
--------------------------------------------------------------------------------
            18,305  FNMA, 4.375%, 4/1/26                                 18,586
--------------------------------------------------------------------------------
            27,475  FNMA, 3.78%, 1/1/27                                  28,301
--------------------------------------------------------------------------------
            40,221  FNMA, 5.01%, 1/1/27                                  40,908
--------------------------------------------------------------------------------
            62,969  FNMA, 3.875%, 1/1/29                                 64,282
--------------------------------------------------------------------------------
         9,983,454  FNMA, 4.66%, 3/1/33(2)                            9,992,848
--------------------------------------------------------------------------------
            49,690  GNMA, 3.375%, 5/20/17                                50,137
--------------------------------------------------------------------------------
           145,607  GNMA, 3.875%, 2/20/21                               148,748
--------------------------------------------------------------------------------
            51,592  GNMA, 4.625%, 11/20/21                               52,452
--------------------------------------------------------------------------------
             1,655  GNMA, 3.375%, 1/20/22                                 1,686
--------------------------------------------------------------------------------
            97,569  GNMA, 4.25%, 8/20/26                                100,763
--------------------------------------------------------------------------------
TOTAL ADJUSTABLE-RATE U.S.
GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $16,689,522)                                                   16,307,046
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.8%

        56,300,000  FHLB Discount Notes,
                    2.40%, 4/1/05(2)(7)
(Cost $56,300,000)                                                   56,300,000
--------------------------------------------------------------------------------
COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) -- 5.5%

REPURCHASE AGREEMENTS -- 5.5%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.85%, dated 3/31/05,
due 4/1/05 (Delivery value $48,454,030)                              48,450,194
--------------------------------------------------------------------------------
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations in a pooled account at
the lending agent), 2.875%, dated 3/31/05,
due 4/1/05 (Delivery value $5,000,399)                                5,000,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $53,450,194)                                                   53,450,194
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.0%
(Cost $1,191,984,452)                                             1,185,443,096
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (22.0)%                                             (213,552,121)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $  971,890,975
================================================================================

See Notes to Financial Statements.                                  (continued)

------

Short-Term Government - Schedule of Investments

MARCH 31, 2005

FUTURES CONTRACTS*

                             Expiration      Underlying Face
    Contracts Purchased         Date         Amount at Value     Unrealized Loss
--------------------------------------------------------------------------------
    300  U.S. Treasury
         5-Year Notes        June 2005         $32,128,125          $(188,175)
                                            ====================================

                             Expiration      Underlying Face
      Contracts Sold            Date         Amount at Value     Unrealized Gain
--------------------------------------------------------------------------------
    988  U.S. Treasury
         2-Year Notes        June 2005        $204,407,938          $154,652
                                            ====================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash. By selling futures, the fund hedges its investments agains price fluctuations.

SWAP AGREEMENTS**

                                                                      Unrealized
Notional Amount    Description of Agreement       Expiration Date        Loss
--------------------------------------------------------------------------------
  $20,000,000      Receive semiannually a         September 2007      $(482,269)
                   fixed rate equal to                               ===========
                   3.24375% and pay quarterly
                   a variable rate based
                   on the 3-month LIBOR with
                   Deutsche Bank Securities, Inc.

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

BECC = Book Entry Callable Corpus

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TIGR = Treasury Investment Growth Receipts

TR = Treasury Receipts

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective March 31, 2005.

(1) Final maturity indicated, unless otherwise noted.

(2) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2005, was $7,645,624, which represented 0.8% of total net assets.

(4) Forward commitment.

(5) Security, or a portion thereof, was on loan as of March 31, 2005.

(6) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(7) The rate indicated is the yield to maturity at purchase.

(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 -       EXPENSE
                        10/1/04         3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
GINNIE MAE SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,009.80         $2.86          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,008.50         $4.11          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,004.80         $7.85          1.57%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.09         $2.87          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.84         $4.13          0.82%
--------------------------------------------------------------------------------
C Class                 $1,000         $1,017.10         $7.90          1.57%
--------------------------------------------------------------------------------
GOVERNMENT BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,007.50         $2.50          0.50%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,006.20         $3.75          0.75%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.44         $2.52          0.50%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.19         $3.78          0.75%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

                                                                    (continued)

------

Shareholder Fee Examples (Unaudited)

--------------------------------------------------------------------------------
                                                      EXPENSES PAID
                       BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                     ACCOUNT VALUE   ACCOUNT VALUE     10/1/04 -       EXPENSE
                        10/1/04         3/31/05          3/31/05        RATIO*
--------------------------------------------------------------------------------
INFLATION-ADJUSTED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,021.20         $2.47          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,022.20         $1.46          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,019.90         $3.73          0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.49         $2.47          0.49%
--------------------------------------------------------------------------------
Institutional Class     $1,000         $1,023.49         $1.46          0.29%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,021.24         $3.73          0.74%
--------------------------------------------------------------------------------
SHORT-TERM GOVERNMENT SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,002.60         $2.85          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,001.30         $4.09          0.82%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class          $1,000         $1,022.09         $2.87          0.57%
--------------------------------------------------------------------------------
Advisor Class           $1,000         $1,020.84         $4.13          0.82%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------

Statement of Assets and Liabilities

MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                                      GOVERNMENT      INFLATION-       SHORT-TERM
                                    GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------
Investment securities, at
value (cost of $1,817,529,631,
$604,395,957, $947,939,362,
and $1,138,534,258,
respectively) -- including
$--, $138,066,618, $--, and
$63,407,787 of securities
on loan, repectively              $1,812,296,871     $602,458,780   $  989,464,356   $1,131,992,902
------------------------------
Investments made with cash
collateral received for
securities on loan, at value
(cost of $--, $100,369,910,
$--, and $53,450,194,
respectively)                                 --      100,369,910               --       53,450,194
----------------------------------------------------------------------------------------------------
Total investment securities,
at value (cost of
$1,817,529,631, $704,765,867,
$947,939,362, and
$1,191,984,452, respectively)      1,812,296,871      702,828,690      989,464,356    1,185,443,096
------------------------------
Cash                                          --               --        9,219,309               --
------------------------------
Receivable for
investments sold                              --               --               --          129,814
------------------------------
Receivable for capital
shares sold                              415,785          194,871        1,644,193           48,496
------------------------------
Interest receivable                    7,330,468        2,908,712        6,664,121        4,349,318
----------------------------------------------------------------------------------------------------
                                   1,820,043,124      705,932,273    1,006,991,979    1,189,970,724
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Payable for collateral
received for securities
on loan                                       --      100,369,910               --       53,450,194
------------------------------
Disbursements in excess of
demand deposit cash                    5,554,348          325,629               --        1,689,674
------------------------------
Payable for
investments purchased                243,127,988      116,776,892               --      161,747,055
------------------------------
Payable for variation margin
on futures contracts                     278,438          196,849           12,328          156,000
------------------------------
Unrealized depreciation on
swap agreements                               --          239,319               --          482,269
------------------------------
Accrued management fees                  748,228          192,365          335,569          462,838
------------------------------
Distribution fees payable                 24,578           10,270           59,490            9,345
------------------------------
Service fees payable                      18,766           10,270           59,490            9,345
------------------------------
Dividends payable                        925,740          139,827          123,691           73,029
----------------------------------------------------------------------------------------------------
                                     250,678,086      218,261,331          590,568      218,079,749
----------------------------------------------------------------------------------------------------
NET ASSETS                        $1,569,365,038     $487,670,942   $1,006,401,411   $  971,890,975
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Assets and Liabilities

MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                                      GOVERNMENT      INFLATION-       SHORT-TERM
                                    GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------
Capital paid in                   $1,616,757,851     $494,088,103   $  963,138,816   $1,009,445,066
------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions           (42,686,008)      (4,528,690)       1,663,069      (30,495,750)
------------------------------
Net unrealized
appreciation (depreciation)
on investments                        (4,706,805)      (1,888,471)      41,599,526       (7,058,341)
----------------------------------------------------------------------------------------------------
                                  $1,569,365,038     $487,670,942   $1,006,401,411   $  971,890,975
====================================================================================================
INVESTOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                        $1,482,998,883     $438,996,974     $646,214,272     $928,459,942
------------------------------
Shares outstanding                   143,463,962       41,717,352       57,429,992       98,347,779
------------------------------
Net asset value per share                 $10.34           $10.52           $11.25            $9.44
----------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------
Net assets                                   N/A              N/A      $65,058,409              N/A
------------------------------
Shares outstanding                           N/A              N/A        5,781,777              N/A
------------------------------
Net asset value per share                    N/A              N/A           $11.25              N/A
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------
Net assets                           $72,571,008      $48,673,968     $295,128,730      $43,431,033
------------------------------
Shares outstanding                     7,020,455        4,625,448       26,232,288        4,600,458
------------------------------
Net asset value per share                 $10.34           $10.52           $11.25            $9.44
----------------------------------------------------------------------------------------------------
C CLASS
----------------------------------------------------------------------------------------------------
Net assets                           $13,795,147              N/A              N/A              N/A
------------------------------
Shares outstanding                     1,334,530              N/A              N/A              N/A
------------------------------
Net asset value per share                 $10.34              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED MARCH 31, 2005
----------------------------------------------------------------------------------------------------
                                                      GOVERNMENT      INFLATION-       SHORT-TERM
                                    GINNIE MAE           BOND        ADJUSTED BOND     GOVERNMENT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
INCOME:
------------------------------
Interest                            $ 67,376,353     $ 15,481,693     $ 33,550,783     $ 26,158,199
------------------------------
Securities lending                            --          104,053               --           51,747
----------------------------------------------------------------------------------------------------
                                      67,376,353       15,585,746       33,550,783       26,209,946
----------------------------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                        9,131,125        2,287,600        3,307,321        5,619,539
------------------------------
Distribution fees:
------------------------------
  Advisor Class                          156,728          115,063          446,404          119,933
------------------------------
  C Class                                 85,659               --               --               --
------------------------------
Service fees:
------------------------------
  Advisor Class                          156,728          115,063          446,404          119,933
------------------------------
  C Class                                 28,553               --               --               --
------------------------------
Trustees' fees and expenses               63,914           19,143           29,886           39,314
------------------------------
Other expenses                             4,187            4,398            1,891            1,417
----------------------------------------------------------------------------------------------------
                                       9,626,894        2,541,267        4,231,906        5,900,136
Amount reimbursed                             --              (93)             (68)             (13)
----------------------------------------------------------------------------------------------------
                                       9,626,894        2,541,174        4,231,838        5,900,123
----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                 57,749,459       13,044,572       29,318,945       20,309,823
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions             8,226,349       (4,143,015)       3,166,481       (9,447,709)
------------------------------
Change in net unrealized
appreciation (depreciation)
on investments                       (35,435,008)      (7,406,492)     (10,774,581)     (13,319,896)
----------------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED LOSS                      (27,208,659)     (11,549,507)      (7,608,100)     (22,767,605)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                     $ 30,540,800     $  1,495,065     $ 21,710,845     $ (2,457,782)
====================================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                             GINNIE MAE                     GOVERNMENT BOND
----------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                 2005              2004            2005             2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income             $   57,749,459   $   53,033,625     $ 13,044,572    $  14,543,140
------------------------------
Net realized gain (loss)               8,226,349       14,487,357       (4,143,015)      14,120,081
------------------------------
Change in net
unrealized depreciation              (35,435,008)     (25,526,185)      (7,406,492)     (16,138,592)
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations             30,540,800       41,994,797        1,495,065       12,524,629
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------
  Investor Class                     (72,275,870)     (85,987,626)     (12,225,426)     (13,905,575)
------------------------------
  Advisor Class                       (2,776,887)      (3,009,151)      (1,172,247)      (1,047,833)
------------------------------
  C Class                               (419,480)        (205,440)              --               --
------------------------------
From net realized gains:
------------------------------
  Investor Class                              --               --       (6,666,179)     (12,736,151)
------------------------------
  Advisor Class                               --               --         (732,581)      (1,042,497)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (75,472,237)     (89,202,217)     (20,796,433)     (28,732,056)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                  (132,063,076)    (387,867,574)      (6,215,372)    (105,493,796)
----------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS          (176,994,513)    (435,074,994)     (25,516,740)    (121,701,223)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                1,746,359,551    2,181,434,545      513,187,682      634,888,905
----------------------------------------------------------------------------------------------------
End of period                     $1,569,365,038   $1,746,359,551     $487,670,942    $ 513,187,682
====================================================================================================

See Notes to Financial Statements.                                  (continued)

------

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                      INFLATION-ADJUSTED BOND            SHORT-TERM GOVERNMENT
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                          2005              2004            2005             2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income             $   29,318,945     $ 16,508,436   $   20,309,823   $   15,603,999
------------------------------
Net realized gain (loss)               3,166,481        2,542,731       (9,447,709)       2,981,522
------------------------------
Change in net unrealized
appreciation (depreciation)          (10,774,581)      27,498,849      (13,319,896)      (4,266,637)
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                       21,710,845       46,550,016       (2,457,782)      14,318,884
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net  investment income:
------------------------------
  Investor Class                     (21,185,489)     (13,056,523)     (20,427,361)     (16,310,386)
------------------------------
  Institutional Class                 (2,343,420)      (1,510,496)              --               --
------------------------------
  Advisor Class                       (5,790,036)      (1,941,417)        (905,665)        (859,194)
------------------------------
From net realized gains:
------------------------------
  Investor Class                      (1,548,568)      (2,759,214)              --               --
------------------------------
  Institutional Class                   (159,704)        (313,466)              --               --
------------------------------
  Advisor Class                         (548,631)        (509,299)              --               --
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                   (31,575,848)     (20,090,415)     (21,333,026)     (17,169,580)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                   367,757,684      193,865,123      (48,130,024)      21,148,230
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                        357,892,681      220,324,724      (71,920,832)      18,297,534

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  648,508,730      428,184,006    1,043,811,807    1,025,514,273
----------------------------------------------------------------------------------------------------
End of period                     $1,006,401,411     $648,508,730   $  971,890,975   $1,043,811,807
====================================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Ginnie Mae Fund (Ginnie Mae), Government
Bond Fund (Government Bond), Inflation-Adjusted Bond Fund (Inflation-Adjusted),
and Short-Term Government Fund (Short-Term Government) (collectively, the funds)
are four funds in a series issued by the trust. The funds are diversified under the 1940 Act.

Ginnie Mae seeks high current income while maintaining liquidity and safety of principal by investing primarily in Government National Mortgage Association securities. In addition, the fund may buy other U.S. government securities, including U.S. Treasury securities and other securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Government Bond seeks high current income and intends to pursue this objective by investing in securities, including mortgage-backed securities, issued or guaranteed by the
U.S. government and its agencies and instrumentalities. Inflation-Adjusted seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities issued by the U.S. Treasury, by other U.S.
government agencies and instrumentalities, and by other non-U.S. government entities such as U.S. corporations. Short-Term Government seeks high current income while maintaining safety of principal. Short-Term Government intends to pursue its objective by investing in U.S. government securities, including U.S.
Treasury securities and other securities issued or guaranteed by the U.S.
government and its agencies and instrumentalities. In addition, Short-Term
Government may also invest in investment-grade debt securities, including debt securities of U.S. companies, and non-U.S. government mortgage-backed, asset-backed and other fixed income securities. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Ginnie Mae is authorized to issue the Investor Class, the
Advisor Class, and the C Class. Government Bond and Short-Term Government are
authorized to issue the Investor Class and the Advisor Class. Inflation-Adjusted
is authorized to issue the Investor Class, the Institutional Class, and the
Advisor Class. The C Class may be subject to a contingent deferred sales charge.
The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Trustees or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the funds to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New
York Stock Exchange) that was likely to have changed the value of the security;
a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Government Bond, Inflation-Adjusted and Short-Term
Government may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. Government Bond,
Inflation-Adjusted and Short-Term Government continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation) on investments. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

funds enter into contracts that provide general indemnifications. The funds'
maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee for Ginnie Mae and Short-Term Government range from 0.2425% to 0.3600%, and for Government Bond and Inflation-Adjusted range from 0.1625% to 0.2800%. The rates for the Complex Fee (Investor and C Classes) for the funds range from
0.2500% to 0.3100%. The Institutional Class and the Advisor Class is 0.2000% and
0.2500% less, respectively, at each point within the Complex Fee range.

The effective annual management fees for each class of the funds for the year ended March 31, 2005, were as follows:

--------------------------------------------------------------------------------
                                        GOVERNMENT     INFLATION-     SHORT-TERM
                        GINNIE MAE         BOND         ADJUSTED      GOVERNMENT
--------------------------------------------------------------------------------
Investor Class             0.57%           0.49%          0.49%          0.57%
--------------------------------------------------------------------------------
Institutional Class         N/A             N/A           0.29%           N/A
--------------------------------------------------------------------------------
Advisor Class              0.32%           0.24%          0.24%          0.32%
--------------------------------------------------------------------------------
C Class                    0.57%            N/A            N/A            N/A
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                         Advisor           C
--------------------------------------------------------------------------------
Distribution Fee                                          0.25%          0.75%
--------------------------------------------------------------------------------
Service Fee                                               0.25%          0.25%
--------------------------------------------------------------------------------

The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

C Class shares. During the year ended March 31, 2005, the Advisor Class received distribution fee reimbursements of $93, $68 and $13 in Government Bond,
Inflation-Adjusted and Short-Term Government, respectively. The reimbursements had no impact on the ratio of operating expenses and the ratio of net investment income to average net assets. Fees incurred under the plans during the year ended March 31, 2005, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation). An officer and an interested trustee of these entities are officers of unrelated entities and those unrelated entities own greater than 5% of the shares of Short-Term
Government.

The funds have a bank line of credit agreement with JPMorgan Chase Bank (JPMCB).
Government Bond, Inflation-Adjusted and Short-Term Government have a securities lending agreement with JPMCB. JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
March 31, 2005, were  as follows:

------------------------------------------------------------------------------------------
                                              GOVERNMENT      INFLATION-      SHORT-TERM
                             GINNIE MAE           BOND         ADJUSTED       GOVERNMENT
------------------------------------------------------------------------------------------
PURCHASES
------------------------------------------------------------------------------------------
U.S. Treasury &
Government
Agency Obligations         $5,189,342,331   $2,497,160,017   $869,403,681   $2,257,324,732
------------------------------------------------------------------------------------------
Investment securities
other than U.S. Treasury
& Government
Agency Obligations                     --               --             --     $106,438,788
------------------------------------------------------------------------------------------
PROCEEDS FROM SALES
------------------------------------------------------------------------------------------
U.S. Treasury &
Government
Agency Obligations         $5,446,465,413   $2,545,677,097   $523,713,364   $2,278,408,112
------------------------------------------------------------------------------------------
Investment securities
other than U.S. Treasury
& Government
Agency Obligations                     --               --             --      $80,216,446
------------------------------------------------------------------------------------------

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                       GINNIE MAE                   GOVERNMENT BOND
------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                          19,946,445    $ 208,382,783      8,086,239    $  86,400,776
--------------------------
Issued in reinvestment
of distributions               5,810,573       60,606,863      1,588,111       16,906,999
--------------------------
Redeemed                     (40,283,324)    (420,009,000)   (10,765,621)    (114,813,584)
------------------------------------------------------------------------------------------
Net decrease                 (14,526,306)   $(151,019,354)    (1,091,271)   $ (11,505,809)
==========================================================================================
YEAR ENDED MARCH 31, 2004
--------------------------
Sold                          29,296,390    $ 312,730,806      8,881,624    $  98,433,750
--------------------------
Issued in reinvestment
of distributions               6,822,760       72,634,416      2,177,547       23,787,166
--------------------------
Redeemed                     (71,706,268)    (763,460,507)   (20,744,632)    (229,609,897)
------------------------------------------------------------------------------------------
Net decrease                 (35,587,118)   $(378,095,285)    (9,685,461)   $(107,388,981)
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                           4,211,035     $ 44,083,027      2,102,459     $ 22,452,895
--------------------------
Issued in reinvestment
of distributions                 239,445        2,497,129        173,579        1,847,642
--------------------------
Redeemed                      (3,204,654)     (33,442,837)    (1,778,853)     (19,010,100)
------------------------------------------------------------------------------------------
Net increase                   1,245,826     $ 13,137,319        497,185     $  5,290,437
==========================================================================================
YEAR ENDED MARCH 31, 2004
--------------------------
Sold                           2,625,690     $ 28,012,479      4,482,165     $ 49,523,409
--------------------------
Issued in reinvestment
of distributions                 274,801        2,924,969        180,684        1,972,187
--------------------------
Redeemed                      (4,130,203)     (44,011,186)    (4,487,094)     (49,600,411)
------------------------------------------------------------------------------------------
Net increase (decrease)       (1,229,712)    $(13,073,738)       175,755     $  1,895,185
==========================================================================================
C CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                             737,130      $ 7,703,967            N/A              N/A
--------------------------
Issued in reinvestment
of distributions                  36,142          377,011
--------------------------
Redeemed                        (216,680)      (2,262,019)
------------------------------------------------------------------------------------------
Net increase                     556,592      $ 5,818,959
==========================================================================================
YEAR ENDED MARCH 31, 2004
--------------------------
Sold                             708,330      $ 7,555,705            N/A              N/A
--------------------------
Issued in reinvestment
of distributions                  16,388          174,469
--------------------------
Redeemed                        (414,809)      (4,428,725)
------------------------------------------------------------------------------------------
Net increase                     309,909      $ 3,301,449
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

------------------------------------------------------------------------------------------
                                   INFLATION-ADJUSTED            SHORT-TERM GOVERNMENT
------------------------------------------------------------------------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------
INVESTOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                          28,330,190    $ 316,872,288      9,757,224    $  92,855,508
--------------------------
Issued in reinvestment
of distributions               1,551,284       17,175,583      2,063,698       19,626,696
--------------------------
Redeemed                     (14,679,749)    (162,948,186)   (16,600,996)    (158,025,826)
------------------------------------------------------------------------------------------
Net increase (decrease)       15,201,725    $ 171,099,685     (4,780,074)   $ (45,543,622)
==========================================================================================
YEAR ENDED
MARCH 31, 2004
--------------------------
Sold                          31,539,007    $ 348,830,266     26,315,461    $ 253,557,969
--------------------------
Issued in reinvestment
of distributions               1,260,133       13,875,126      1,614,311       15,575,295
--------------------------
Redeemed                     (23,002,647)    (251,584,892)   (23,563,186)    (227,295,141)
------------------------------------------------------------------------------------------
Net increase                   9,796,493    $ 111,120,500      4,366,586    $  41,838,123
==========================================================================================
INSTITUTIONAL CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                           2,234,652     $ 24,966,020            N/A              N/A
--------------------------
Issued in reinvestment
of distributions                 215,757        2,387,895
--------------------------
Redeemed                      (1,570,009)     (17,409,613)
------------------------------------------------------------------------------------------
Net increase                     880,400     $  9,944,302
==========================================================================================
YEAR ENDED MARCH 31, 2004
--------------------------
Sold                           2,835,280     $ 31,469,775            N/A              N/A
--------------------------
Issued in reinvestment
of distributions                 163,059        1,796,888
--------------------------
Redeemed                      (1,244,834)     (13,790,831)
------------------------------------------------------------------------------------------
Net increase                   1,753,505     $ 19,475,832
==========================================================================================
ADVISOR CLASS
------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
--------------------------
Sold                          20,198,672     $225,747,660      2,105,959     $ 20,093,923
--------------------------
Issued in reinvestment
of distributions                 555,710        6,166,872         94,927          902,827
--------------------------
Redeemed                      (4,049,515)     (45,200,835)    (2,477,594)     (23,583,152)
------------------------------------------------------------------------------------------
Net increase (decrease)       16,704,867     $186,713,697       (276,708)    $ (2,586,402)
==========================================================================================
YEAR ENDED MARCH 31, 2004
--------------------------
Sold                           7,460,654     $ 82,713,321      3,666,339     $ 35,362,589
--------------------------
Issued in reinvestment
of distributions                 217,776        2,405,374         88,891          857,818
--------------------------
Redeemed                      (1,987,114)     (21,849,904)    (5,903,050)     (56,910,300)
------------------------------------------------------------------------------------------
Net increase (decrease)        5,691,316     $ 63,268,791     (2,147,820)    $(20,689,893)
==========================================================================================

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

5. SECURITIES LENDING

As of March 31, 2005, securities in Government Bond and Short-Term Government valued at $138,066,618 and $63,407,787, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was
$140,333,457 and $64,660,540, respectively. Government Bond, Inflation-Adjusted and Short-Term Government's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by Government
Bond, Inflation-Adjusted and Short-Term Government may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended March 31, 2005.

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows:

--------------------------------------------------------------------------------
                                  GINNIE MAE                GOVERNMENT BOND
--------------------------------------------------------------------------------
                              2005          2004          2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $75,472,237   $89,202,217   $15,615,512   $25,157,441
--------------------------------------------------------------------------------
Long-term
capital gains                       --            --    $5,180,921    $3,574,615
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              INFLATION-ADJUSTED         SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
                              2005          2004          2005          2004
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income            $29,318,951   $18,860,980   $21,333,026   $17,169,580
--------------------------------------------------------------------------------
Long-term
capital gains               $2,256,897    $1,229,435            --            --
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

                                                                    (continued)

------

Notes to Financial Statements

MARCH 31, 2005

7. FEDERAL TAX INFORMATION (CONTINUED)

The reclassifications below relate primarily to the character differences of paydown gains and losses and interest on swap agreements.

------------------------------------------------------------------------------------------
                                            GOVERNMENT      INFLATION-       SHORT-TERM
                           GINNIE MAE          BOND          ADJUSTED        GOVERNMENT
------------------------------------------------------------------------------------------
Undistributed net
investment income          $(17,722,778)      $(353,101)             --       $(1,023,203)
------------------------------------------------------------------------------------------
Accumulated
undistributed net
realized gain (loss)        $17,722,778        $352,242              --        $1,022,010
------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)                       --            $859              --            $1,193
------------------------------------------------------------------------------------------

As of March 31, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

------------------------------------------------------------------------------------------
                                            GOVERNMENT      INFLATION-       SHORT-TERM
                           GINNIE MAE          BOND          ADJUSTED        GOVERNMENT
------------------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
------------------------------------------------------------------------------------------
Federal tax cost
of investments           $1,817,981,570    $704,765,867    $949,992,144    $1,192,465,256
==========================================================================================
Gross tax appreciation
of investments              $ 9,956,360     $ 2,449,402     $41,149,027       $ 1,619,440
-----------------------
Gross tax depreciation
of investments              (15,641,059)     (4,386,579)     (1,676,815)       (8,641,600)
------------------------------------------------------------------------------------------
Net tax appreciation
(depreciation)
of investments             $ (5,684,699)    $(1,937,177)    $39,472,212       $(7,022,160)
==========================================================================================
Net tax depreciation
on derivatives                       --     $  (240,178)             --       $  (536,042)
-----------------------
Net tax appreciation
(depreciation)             $ (5,684,699)    $(2,177,355)    $39,472,212       $(7,558,202)
==========================================================================================
Undistributed
ordinary income                      --              --              --                --
-----------------------
Accumulated
long-term gains                      --              --      $3,790,383                --
-----------------------
Accumulated
capital losses             $(41,708,114)    $(4,239,806)             --      $(27,916,501)
-----------------------
Capital loss deferral                --              --              --       $(2,079,388)
------------------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain futures contracts.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

----------------------------------------------------------------------------------------------------
                      2007          2008          2009         2011          2012          2013
----------------------------------------------------------------------------------------------------
Ginnie Mae                --    $(7,179,913)    $(255,936)  $(285,414)  $(22,063,924)  $(11,922,927)
----------------------------------------------------------------------------------------------------
Government Bond           --             --            --          --             --    $(4,239,806)
----------------------------------------------------------------------------------------------------
Short-Term
Government         $(157,838)  $(15,891,898)  $(3,678,384)         --             --    $(8,188,381)
----------------------------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The funds hereby designate capital gains dividends for the fiscal year ended
March 31, 2005, as follows:

--------------------------------------------------------------------------------
   GINNIE MAE    GOVERNMENT BOND    INFLATION-ADJUSTED    SHORT-TERM GOVERNMENT
--------------------------------------------------------------------------------
       --          $5,171,365           $2,256,903                 --
--------------------------------------------------------------------------------

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.61       $10.85       $10.58       $10.63       $10.16
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.37(1)      0.29(1)      0.48(1)      0.58(1)      0.68
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.15)       (0.04)        0.35        (0.01)        0.47
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.22         0.25         0.83         0.57         1.15
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.49)       (0.49)       (0.56)       (0.62)       (0.68)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.34       $10.61       $10.85       $10.58       $10.63
==========================================================================================
  TOTAL RETURN(2)                2.11%        2.43%        8.03%        5.43%       11.70%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.58%        0.59%        0.59%        0.59%        0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.58%        2.77%        4.46%        5.42%        6.57%
-------------------------
Portfolio Turnover Rate           315%         356%         356%         218%         143%
-------------------------
Net Assets, End of Period
(in thousands)              $1,482,999   $1,676,815   $2,100,358   $1,699,876   $1,358,978
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.61       $10.85       $10.58       $10.63       $10.16
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.35(1)      0.27(1)      0.46(1)      0.55(1)      0.65
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.16)       (0.04)        0.35        (0.01)        0.47
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.19         0.23         0.81         0.54         1.12
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.46)       (0.47)       (0.54)       (0.59)       (0.65)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.34       $10.61       $10.85       $10.58       $10.63
==========================================================================================
  TOTAL RETURN(2)                1.85%        2.18%        7.76%        5.17%       11.42%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.83%        0.84%        0.84%        0.84%        0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.33%        2.52%        4.21%        5.17%        6.32%
-------------------------
Portfolio Turnover Rate           315%         356%         356%         218%         143%
-------------------------
Net Assets, End of Period
(in thousands)                 $72,571      $61,288      $75,999      $42,675      $28,102
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Ginnie Mae - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                   2005         2004         2003        2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $10.61       $10.85       $10.57       $10.63
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------------
  Net Investment Income(2)          0.28         0.22         0.40         0.37
----------------------------
  Net Realized and
  Unrealized Gain (Loss)           (0.17)       (0.05)        0.36        (0.02)
--------------------------------------------------------------------------------
  Total From
  Investment Operations             0.11         0.17         0.76         0.35
--------------------------------------------------------------------------------
Distributions
----------------------------
  From Net
  Investment Income                (0.38)       (0.41)       (0.48)       (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $10.34       $10.61       $10.85       $10.57
================================================================================
  TOTAL RETURN(3)                   1.10%        1.60%        7.23%        3.41%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                          1.58%        1.42%        1.33%     1.34%(4)
----------------------------
Ratio of Net Investment
Income to Average
Net Assets                          2.58%        1.94%        3.72%     4.51%(4)
----------------------------
Portfolio Turnover Rate              315%         356%         356%      218%(5)
----------------------------
Net Assets, End of Period
(in thousands)                    $13,795       $8,257       $5,078         $806
--------------------------------------------------------------------------------

(1) June 15, 2001 (commencement of sale) through March 31, 2002.

(2) Computed using the average shares outstanding.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.93       $11.25       $10.60       $10.76       $10.03
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.29(1)      0.28(1)      0.38         0.48         0.55
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.24)       (0.02)        0.99        (0.16)        0.73
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.05         0.26         1.37         0.32         1.28
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.30)       (0.29)       (0.38)       (0.48)       (0.55)
-------------------------
  From Net
  Realized Gains                (0.16)       (0.29)       (0.34)          --           --
------------------------------------------------------------------------------------------
  Total Distributions           (0.46)       (0.58)       (0.72)       (0.48)       (0.55)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.52       $10.93       $11.25       $10.60       $10.76
==========================================================================================
  TOTAL RETURN(2)                0.50%        2.42%       13.17%        3.01%       13.17%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.50%        0.51%        0.51%        0.51%        0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.70%        2.56%        3.34%        4.45%        5.37%
-------------------------
Portfolio Turnover Rate           553%         376%         229%         164%         108%
-------------------------
Net Assets, End of Period
(in thousands)                $438,997     $468,052     $590,433     $421,312     $391,306
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Government Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $10.93       $11.25       $10.60       $10.76       $10.03
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.26(1)      0.25(1)      0.35         0.46         0.53
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.24)       (0.02)        0.99        (0.16)        0.73
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.02         0.23         1.34         0.30         1.26
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.27)       (0.26)       (0.35)       (0.46)       (0.53)
-------------------------
  From Net
  Realized Gains                (0.16)       (0.29)       (0.34)          --           --
------------------------------------------------------------------------------------------
  Total Distributions           (0.43)       (0.55)       (0.69)       (0.46)       (0.53)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $10.52       $10.93       $11.25       $10.60       $10.76
==========================================================================================
  TOTAL RETURN(2)                0.25%        2.16%       12.89%        2.75%       12.89%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.75%        0.76%        0.76%        0.76%        0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.45%        2.31%        3.09%        4.20%        5.12%
-------------------------
Portfolio Turnover Rate           553%         376%         229%         164%         108%
-------------------------
Net Assets, End of Period
(in thousands)                 $48,674      $45,136      $44,456      $42,285       $9,898
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.45       $10.86        $9.89        $9.87        $9.41
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.45         0.39         0.48         0.38         0.67
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.17)        0.67         1.12         0.02         0.46
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.28         1.06         1.60         0.40         1.13
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.45)       (0.39)       (0.48)       (0.38)       (0.67)
-------------------------
  From Net
  Realized Gains                (0.03)       (0.08)       (0.15)        --(1)          --
------------------------------------------------------------------------------------------
  Total Distributions           (0.48)       (0.47)       (0.63)       (0.38)       (0.67)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.25       $11.45       $10.86        $9.89        $9.87
==========================================================================================
  TOTAL RETURN(2)                2.57%       10.04%       16.42%        4.16%       12.62%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.50%        0.50%        0.51%        0.51%        0.51%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.77%        3.50%        4.20%        3.12%        6.75%
-------------------------
Portfolio Turnover Rate            68%          54%         136%          40%          39%
-------------------------
Net Assets, End of Period
(in thousands)                $646,214     $483,353     $352,315     $185,518      $57,577
------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                                                2005         2004        2003(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period           $11.45       $10.86       $10.84
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                          0.47         0.41         0.20
-----------------------------------------
  Net Realized and Unrealized Gain (Loss)       (0.17)        0.67         0.17
--------------------------------------------------------------------------------
  Total From Investment Operations               0.30         1.08         0.37
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                    (0.47)       (0.41)       (0.20)
-----------------------------------------
  From Net Realized Gains                       (0.03)       (0.08)       (0.15)
--------------------------------------------------------------------------------
  Total Distributions                           (0.50)       (0.49)       (0.35)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.25       $11.45       $10.86
================================================================================
  TOTAL RETURN(2)                                2.77%       10.24%        3.53%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                            0.30%        0.30%     0.31%(3)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                            3.97%        3.70%     3.80%(3)
-----------------------------------------
Portfolio Turnover Rate                            68%          54%      136%(4)
-----------------------------------------
Net Assets, End of Period (in thousands)       $65,058      $56,103      $34,196
--------------------------------------------------------------------------------

(1) October 1, 2002 (commencement of sale) through March 31, 2003.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------

Inflation-Adjusted Bond - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $11.45       $10.86        $9.89        $9.87        $9.41
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.42         0.36         0.45         0.36         0.65
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.17)        0.67         1.12         0.02         0.46
------------------------------------------------------------------------------------------
  Total From
  Investment Operations          0.25         1.03         1.57         0.38         1.11
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.42)       (0.36)       (0.45)       (0.36)       (0.65)
-------------------------
  From Net
  Realized Gains                (0.03)       (0.08)       (0.15)        --(1)          --
------------------------------------------------------------------------------------------
  Total Distributions           (0.45)       (0.44)       (0.60)       (0.36)       (0.65)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $11.25       $11.45       $10.86        $9.89        $9.87
==========================================================================================
  TOTAL RETURN(2)                2.33%        9.78%       16.13%        3.88%       12.35%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.75%        0.75%        0.76%        0.76%        0.76%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       3.52%        3.25%        3.95%        2.87%        6.50%
-------------------------
Portfolio Turnover Rate            68%          54%         136%          40%          39%
-------------------------
Net Assets, End of Period
(in thousands)                $295,129     $109,053      $41,673       $9,613       $1,079
------------------------------------------------------------------------------------------

(1) Per-share amount is less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                    INVESTOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.66        $9.69        $9.46        $9.47        $9.19
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.19(1)      0.15(1)      0.29         0.45         0.54
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.21)       (0.02)        0.23        (0.01)        0.28
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.02)        0.13         0.52         0.44         0.82
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.20)       (0.16)       (0.29)       (0.45)       (0.54)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.44        $9.66        $9.69        $9.46        $9.47
==========================================================================================
  TOTAL RETURN(2)               (0.16)%       1.40%        5.52%        4.68%        9.25%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.58%        0.59%        0.59%        0.59%        0.59%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       2.04%        1.54%        2.96%        4.67%        5.87%
-------------------------
Portfolio Turnover Rate           283%         232%         185%         165%          92%
-------------------------
Net Assets, End of Period
(in thousands)                $928,460     $996,677     $957,413     $832,199     $797,718
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Short-Term Government - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                     ADVISOR CLASS
------------------------------------------------------------------------------------------
                                2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $9.66        $9.69        $9.46        $9.47        $9.19
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.17(1)      0.13(1)      0.26         0.42         0.52
-------------------------
  Net Realized and
  Unrealized Gain (Loss)        (0.21)       (0.02)        0.23        (0.01)        0.28
------------------------------------------------------------------------------------------
  Total From
  Investment Operations         (0.04)        0.11         0.49         0.41         0.80
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.18)       (0.14)       (0.26)       (0.42)       (0.52)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $9.44        $9.66        $9.69        $9.46        $9.47
==========================================================================================
  TOTAL RETURN(2)               (0.41)%       1.15%        5.26%        4.42%        8.98%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.83%        0.84%        0.84%        0.84%        0.84%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.79%        1.29%        2.71%        4.42%        5.62%
-------------------------
Portfolio Turnover Rate           283%         232%         185%         165%          92%
-------------------------
Net Assets, End of Period
(in thousands)                 $43,431      $47,135      $68,102      $36,430       $4,334
------------------------------------------------------------------------------------------

(1) Computed using the average shares outstanding.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Government Income Trust and Shareholders
of the Ginnie Mae Fund, the Government Bond Fund, the Inflation-Adjusted Bond
Fund, and the Short-Term Government Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Ginnie Mae Fund, the Government
Bond Fund, the Inflation-Adjusted Bond Fund, and the Short-Term Government Fund
(four of the six funds comprising the American Century Government Income Trust, hereafter referred to as the "Funds") at March 31, 2005, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2005

------

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than one year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice
President-Administration, Brocade Communications Systems, Inc. (November 2004 to
present); Vice President-Finance, Brocade Communications Systems, Inc. (November
2000 to November 2004); Vice President, Chief Financial Officer and Secretary,
Wireless Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries.
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

                                                                    (continued)

------

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC and ACIM
(February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to
March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------

Share Class Information

Three classes of shares are authorized for sale by Ginnie Mae: Investor Class,
Advisor Class, and C Class. Two classes of shares are authorized for sale by
Government Bond and Short-Term Government: Investor Class and Advisor Class.
Three classes of shares are authorized for sale by Inflation-Adjusted Bond:
Investor Class, Institutional Class, and Advisor Class. The total expense ratio of Institutional Class shares is lower than that of Investor Class shares. The total expense ratios of Advisor and C Class shares are higher than that of
Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio

                                                                    (continued)

------

Additional Information

holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling 1-800-345-2021.

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 30-YEAR GNMA INDEX is comprised of Government National Mortgage
Association (GNMA) mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion, an aggregate amount outstanding per origination year of at least $500 million, and a remaining maturity of at least one year.

The CITIGROUP TREASURY/MORTGAGE INDEX is comprised of U.S. Treasury securities with an amount outstanding of at least $1 billion, and mortgage-backed securities with an aggregate amount outstanding per coupon of at least $5 billion and an aggregate amount outstanding per origination year of at least
$500 million. Both the U.S. Treasury and the mortgage-backed securities included in the index must have a remaining maturity of at least one year.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(SM) measures the
Return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP U.S. TREASURY/AGENCY 1- TO 3-YEAR INDEX is a
market-capitalization-weighted index that includes fixed-rate U.S. Treasury and government agency issues with maturities between one and three years.

The CITIGROUP U.S. TREASURY 10+ YEAR INDEX is a market-capitalization-weighted index that includes fixed-rate U.S. Treasury issues with maturities of 10 years or longer.

The LEHMAN BROTHERS FIXED RATE MORTGAGE BACKED SECURITIES (MBS) INDEX is the MBS
Fixed-Rate component of the Lehman Brothers U.S. Aggregate Index. It covers the mortgage-backed pass-through securities of the Government National Mortgage
Association (GNMA), the Federal National Mortgage Association (FNMA), and the
Federal Home Loan Mortgage Corporation (FHLMC).

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The MORTGAGE BANKERS ASSOCIATION REFINANCING INDEX is a gauge of mortgage refinancing activity that covers all U.S. mortgage applications to refinance an existing mortgage. The index includes conventional and government refinances, regardless of producer coupon rate refinanced into or out of.

------

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0505                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-43392S            All rights reserved.

[front cover]

American Century Investments
ANNUAL REPORT

[photo of woman and girl]

MARCH 31, 2005

Capital Preservation Fund
Government Agency Money Market Fund

                               [american century investments logo and text logo]

Table of Contents

Our Message to You . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CAPITAL PRESERVATION

GOVERNMENT AGENCY MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

JAMES E. STOWERS III WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the annual report for the American Century
Capital Preservation and Government Agency Money Market funds for the year ended
March 31, 2005.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for these funds will be the semiannual report dated
September 30, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER
      AMERICAN CENTURY COMPANIES, INC.

      /s/James E. Stowers III
      James E. Stowers III
      CHAIRMAN OF THE BOARD
      AMERICAN CENTURY COMPANIES, INC.

------
1

Capital Preservation - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                             ----------------------
                                             AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                                      INCEPTION
                                 1 YEAR       5 YEARS     10 YEARS       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS                    1.14%        2.28%        3.57%      10/13/72
--------------------------------------------------------------------------------
90-DAY U.S. TREASURY
BILL INDEX                        1.75%        2.51%        3.80%         --
--------------------------------------------------------------------------------
LIPPER U.S. TREASURY
MONEYMARKET FUNDS
AVERAGE RETURN(1)                 0.89%        1.99%        3.39%         --
--------------------------------------------------------------------------------
Fund's Lipper Ranking(1)(2)     10 of 86      8 of 73      8 of 53        --
--------------------------------------------------------------------------------

(1) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc.-A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(2) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
1-30 days                                    17%                   16%
--------------------------------------------------------------------------------
31-90 days                                   56%                   36%
--------------------------------------------------------------------------------
91-180 days                                  25%                   41%
--------------------------------------------------------------------------------
More than 180 days                            2%                    7%
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
                                                      2.10%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
                                                      2.13%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
2

Capital Preservation - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, Capital Preservation's total return of
1.14% outpaced the 0.89% average return of the 86 funds in Lipper Inc.'s U.S.
Treasury money market funds category. This performance ranked the fund in the top 12% of the Lipper category. Capital Preservation's longer-term results are similarly strong--the fund's five-year return ranked in the top 11% of its
Lipper group, and its 10-year return ranked in the top 15%. (See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

U.S. economic growth remained solid during the past year. The U.S. economy grew by 4.4% in 2004, its best calendar year of growth since 1999. In addition, the preliminary estimate of economic growth for the first quarter of 2005 was an annual rate of 3.1%.

Inflation also increased substantially--the consumer price index rose by 3.1%
during the one-year period ended March 31, 2005, compared with 1.7% for the 12 months ended March 31, 2004. The primary reason for the higher inflation rate was rising energy prices, which surged by 12.4% during the fiscal year, but noteworthy increases in transportation and medical care costs also contributed.

In this environment, the Federal Reserve began a gradual program of short-term interest rate increases in June 2004. The Fed raised its federal funds rate target seven times in the ensuing nine months, each time by a quarter-point. The
Fed's efforts boosted the federal funds rate from a 46-year low of 1% to 2.75%, its highest level since October 2001.

Treasury money market rates tracked the Fed's rate hikes. The three-month
Treasury bill yield rose from 0.95% to 2.79% during the one-year period.

PORTFOLIO STRATEGY

Capital Preservation's seven-day current yield increased from 0.56% at the beginning of the fiscal year to 2.10% as of March 31, 2005. The fund's yield does not yet fully reflect the Fed's most recent rate hike on March 22; it is anticipated that the yield will increase gradually in the coming weeks as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.

We shortened the fund's average maturity during the fiscal year to allow its yield to more quickly reflect rising money market rates. The average maturity peaked at 82 days early in the period, and then we allowed it to gradually shorten to less than 50 days by the fall of 2004. Although we generally kept the average maturity between 50 and 60 days during the last half of the period, we took advantage of opportunities to extend the average maturity out to around 65 days when yields on longer-term securities became more attractive.

The weighted average maturity reflects the economic impact of the fund's dollar rolls. Dollar rolls are simultaneous buy/sell transactions that result in a receivable on the fund's statement of assets and liabilities but do not result in individual security positions on the fund's schedule of investments.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in short-term U.S. Treasury securities.

------
3

Capital Preservation - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY BILLS(1) -- 82.5%

$      100,000,000  U.S. Treasury Bills, 2.26%,
                    4/7/05                                         $ 99,964,400
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 2.72%,
                    4/15/05                                          49,947,111
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 2.26%,
                    4/21/05                                         199,740,625
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Bills, 2.26%,
                    4/28/05                                          24,960,859
--------------------------------------------------------------------------------
       275,000,000  U.S. Treasury Bills, 2.38%,
                    5/5/05                                          274,380,918
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 2.36%,
                    5/12/05                                         149,599,268
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 2.62%,
                    5/26/05                                         149,400,538
--------------------------------------------------------------------------------
       150,000,000  U.S. Treasury Bills, 2.72%,
                    6/2/05                                          149,298,625
--------------------------------------------------------------------------------
       250,000,000  U.S. Treasury Bills, 2.66%,
                    6/9/05                                          248,695,517
--------------------------------------------------------------------------------
       165,000,000  U.S. Treasury Bills, 2.65%,
                    6/16/05                                         164,077,645
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 2.71%,
                    6/23/05                                         198,751,253
--------------------------------------------------------------------------------
       200,000,000  U.S. Treasury Bills, 2.65%,
                    7/14/05                                         198,470,767
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 2.69%,
                    7/21/05                                          49,586,063
--------------------------------------------------------------------------------
       100,000,000  U.S. Treasury Bills, 2.62%,
                    7/28/05                                          99,140,813
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 2.77%,
                    8/18/05                                          49,466,201
--------------------------------------------------------------------------------
        75,000,000  U.S. Treasury Bills, 2.95%,
                    9/8/05                                           74,016,945
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.00%,
                    9/15/05                                          49,304,167
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Bills, 3.05%,
                    9/22/05                                          49,264,125
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS                                         2,278,065,840
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. TREASURY NOTES(1) -- 3.6%

$       25,000,000  U.S. Treasury Notes, 1.625%,
                    4/30/05                                        $ 25,006,848
--------------------------------------------------------------------------------
        50,000,000  U.S. Treasury Notes, 1.125%,
                    6/30/05                                          49,855,705
--------------------------------------------------------------------------------
        25,000,000  U.S. Treasury Notes, 5.75%,
                    11/15/05                                         25,442,950
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                                           100,305,503
--------------------------------------------------------------------------------
ZERO-COUPON U.S. TREASURY
SECURITIES(2) -- 2.3%

        20,000,000  STRIPS -- COUPON, 2.88%,
                    11/15/05                                         19,646,990
--------------------------------------------------------------------------------
        10,000,000  STRIPS -- PRINCIPAL, 1.65%,
                    5/15/05                                           9,980,074
--------------------------------------------------------------------------------
        23,000,000  STRIPS -- PRINCIPAL, 1.87%,
                    5/15/05                                          22,948,226
--------------------------------------------------------------------------------
        10,000,000  STRIPS -- PRINCIPAL, 3.26%,
                    11/15/05                                          9,801,752
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES                                                           62,377,042
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 88.4%                                               2,440,748,385
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- 11.6%                                                321,051,460
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                       $2,761,799,845
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

STRIPS = Separate Trading of Registered Interest and Principal of Securities

(1) The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.

(2) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
4

Government Agency Money Market - Performance

TOTAL RETURNS AS OF MARCH 31, 2005
                                     -------------------------------
                                          AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                             SINCE     INCEPTION
                         1 YEAR      5 YEARS    10 YEARS   INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS            1.27%       2.41%       3.72%     4.13%       12/5/89
--------------------------------------------------------------------------------
90-DAY
U.S. TREASURY
BILL INDEX                1.75%       2.51%       3.80%     4.18%(1)       --
--------------------------------------------------------------------------------
LIPPER U.S.
GOVERNMENT MONEY
MARKET FUNDS
AVERAGE RETURN(2)         0.95%       2.08%       3.53%     3.87%(3)       --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(2)(4)           11 of 123   11 of 105   12 of 75   4 of 38(3)      --
--------------------------------------------------------------------------------
Advisor Class             1.02%       2.15%        --       2.57%       4/12/99
--------------------------------------------------------------------------------

(1) Since 11/30/89, the date nearest the Investor Class's inception for which data are available.

(2) (c)2005 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper.
    Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
    Lipper Fund Performance -- Performance data is total return, and is preliminary and subject to revision.
    Lipper Rankings -- Rankings are based only on the universe shown. This listing might not represent the complete universe of funds tracked by Lipper
    Inc.
    The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
    Although carefully verified, data on compilations is not guaranteed by
    Lipper Inc.-A Reuters Company and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by
    Lipper.

(3) Since 12/31/89, the date nearest the Investor Class's inception for which data are available.

(4) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           3/31/05               9/30/04
--------------------------------------------------------------------------------
1-30 days                                    58%                   57%
--------------------------------------------------------------------------------
31-90 days                                   29%                   32%
--------------------------------------------------------------------------------
91-180 days                                   7%                    6%
--------------------------------------------------------------------------------
More than 180 days                            6%                    5%
--------------------------------------------------------------------------------

YIELDS AS OF MARCH 31, 2005
--------------------------------------------------------------------------------
  7-DAY CURRENT YIELD
--------------------------------------------------------------------------------
Investor Class                                        2.21%
--------------------------------------------------------------------------------
Advisor Class                                         2.01%
--------------------------------------------------------------------------------
  7-DAY EFFECTIVE YIELD
--------------------------------------------------------------------------------
Investor Class                                        2.23%
--------------------------------------------------------------------------------
Advisor Class                                         2.03%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
5

Government Agency Money Market - Portfolio Commentary

PORTFOLIO MANAGER: ALAN KRUSS

PERFORMANCE SUMMARY

For the fiscal year ended March 31, 2005, Government Agency Money Market's total return of 1.27%* outpaced the 0.95% average return of the 123 funds in Lipper
Inc.'s U.S. government money market funds category. This performance ranked the fund in the top 9% of the Lipper category. Government Agency Money Market's longer-term results are similarly strong--the fund's five-year return ranked in the top 11% of its Lipper group, and its 10-year return ranked in the top 16%.
(See the previous page for additional performance information.)

ECONOMIC AND MARKET REVIEW

U.S. economic growth remained solid during the past year. The U.S. economy grew by 4.4% in 2004, its best calendar year of growth since 1999. In addition, the preliminary estimate of economic growth for the first quarter of 2005 was an annual rate of 3.1%.

Inflation also increased substantially--the consumer price index rose by 3.1%
during the one-year period ended March 31, 2005, compared with 1.7% for the 12 months ended March 31, 2004. The primary reason for the higher inflation rate was rising energy prices, which surged by 12.4% during the fiscal year, but noteworthy increases in transportation and medical care costs also contributed.

In this environment, the Federal Reserve began a gradual program of short-term interest rate increases in June 2004. The Fed raised its federal funds rate target seven times in the ensuing nine months, each time by a quarter-point. The
Fed's efforts boosted the federal funds rate from a 46-year low of 1% to 2.75%, its highest level since October 2001.

Money market rates tracked the Fed's rate hikes. The three-month Treasury bill yield rose from 0.95% to 2.79% during the one-year period.

PORTFOLIO STRATEGY

Government Agency Money Market's seven-day current yield increased from 0.66% at the beginning of the fiscal year to 2.21% as of March 31, 2005. The fund's yield does not yet fully reflect the Fed's most recent rate hike on March 22; it is anticipated that the yield will increase gradually in the coming weeks as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.

We shortened the fund's average maturity during the fiscal year to allow its yield to more quickly reflect rising money market rates. The average maturity peaked at 78 days early in the period, and then we allowed it to gradually shorten to about 30 days by mid-December 2004. However, we extended the average maturity back out to about 50 days by the end of the period. We reduced our holdings of floating-rate notes that reset quarterly because their yields had become less attractive.

OUR COMMITMENT

We will continue to seek maximum safety and liquidity, as well as the highest rate of return consistent with an investment in short-term U.S. government agency securities.

*All fund returns and yields referenced in this commentary are for Investor
 Class shares.

------
6

Government Agency Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 86.5%

      $   245,000  FFCB, 4.20%, 4/19/05                            $    245,121
--------------------------------------------------------------------------------
        1,000,000  FFCB, 1.80%, 4/22/05                                 999,511
--------------------------------------------------------------------------------
          250,000  FFCB, 1.30%, 6/30/05                                 249,027
--------------------------------------------------------------------------------
           80,000  FFCB, 1.35%, 6/30/05                                  79,633
--------------------------------------------------------------------------------
        4,775,000  FFCB, 2.125%, 8/15/05                              4,758,162
--------------------------------------------------------------------------------
          250,000  FFCB, 4.875%, 8/23/05                                251,627
--------------------------------------------------------------------------------
          100,000  FFCB, 6.70%, 9/13/05                                 101,522
--------------------------------------------------------------------------------
       12,250,000  FFCB, VRN, 2.88%, 4/5/05,
                   resets weekly off the
                   3-month T-Bill plus 0.04%
                   with no caps                                      12,248,322
--------------------------------------------------------------------------------
       25,000,000  FFCB, VRN, 2.88%, 4/5/05,
                   resets weekly off the
                   3-month T-Bill plus 0.04%
                   with no caps                                      25,003,169
--------------------------------------------------------------------------------
        4,500,000  FFCB, VRN, 2.96%, 4/5/05,
                   resets weekly off the
                   3-month T-Bill plus 0.12%
                   with no caps                                       4,504,478
--------------------------------------------------------------------------------
        6,450,000  FHLB, 1.40%, 4/1/05                                6,450,000
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.40%, 4/4/05                               10,000,000
--------------------------------------------------------------------------------
          200,000  FHLB, 4.375%, 4/11/05                                200,094
--------------------------------------------------------------------------------
       23,385,000  FHLB, 1.625%, 4/15/05                             23,375,855
--------------------------------------------------------------------------------
       46,555,000  FHLB, 4.625%, 4/15/05                             46,590,972
--------------------------------------------------------------------------------
          250,000  FHLB, 1.31%, 4/29/05                                 249,667
--------------------------------------------------------------------------------
        1,000,000  FHLB, 1.50%, 5/4/05                                  998,991
--------------------------------------------------------------------------------
          500,000  FHLB, 4.10%, 5/6/05                                  500,687
--------------------------------------------------------------------------------
        8,000,000  FHLB, 1.41%, 5/9/05                                7,989,266
--------------------------------------------------------------------------------
       10,230,000  FHLB, 1.50%, 5/13/05                              10,214,478
--------------------------------------------------------------------------------
        1,000,000  FHLB, 1.56%, 5/13/05                                 998,614
--------------------------------------------------------------------------------
       18,010,000  FHLB, 4.125%, 5/13/05                             18,040,489
--------------------------------------------------------------------------------
          500,000  FHLB, 5.25%, 5/13/05                                 501,486
--------------------------------------------------------------------------------
        2,300,000  FHLB, 7.25%, 5/13/05                               2,311,827
--------------------------------------------------------------------------------
       10,000,000  FHLB, 1.66%, 5/16/05                              10,000,000
--------------------------------------------------------------------------------
        2,000,000  FHLB, 1.50%, 5/19/05                               1,996,173
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.70%, 5/24/05                               5,000,000
--------------------------------------------------------------------------------
           50,000  FHLB, 1.81%, 6/1/05                                   49,882
--------------------------------------------------------------------------------
        2,000,000  FHLB, 2.00%, 6/7/05                                1,996,615
--------------------------------------------------------------------------------
       35,800,000  FHLB, 1.625%, 6/15/05                             35,715,419
--------------------------------------------------------------------------------
        2,500,000  FHLB, 2.28%, 6/15/05                               2,496,374
--------------------------------------------------------------------------------
          100,000  FHLB, 1.65%, 6/17/05                                  99,724
--------------------------------------------------------------------------------
          500,000  FHLB, 1.35%, 6/30/05                                 498,076
--------------------------------------------------------------------------------
        2,500,000  FHLB, 1.45%, 6/30/05                               2,491,667
--------------------------------------------------------------------------------
          500,000  FHLB, 6.50%, 6/30/05                                 504,485
--------------------------------------------------------------------------------
        1,500,000  FHLB, 1.375%, 7/22/05                              1,492,782
--------------------------------------------------------------------------------
        4,600,000  FHLB, 1.45%, 7/22/05                               4,579,287
--------------------------------------------------------------------------------
          700,000  FHLB, 1.52%, 7/22/05                                 696,305
--------------------------------------------------------------------------------
          500,000  FHLB, 1.64%, 8/1/05                                  497,719
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 3,000,000  FHLB, 1.75%, 8/15/05                            $  2,985,168
--------------------------------------------------------------------------------
        9,325,000  FHLB, 3.00%, 8/15/05                               9,319,663
--------------------------------------------------------------------------------
        3,000,000  FHLB, 6.875%, 8/15/05                              3,043,126
--------------------------------------------------------------------------------
        1,000,000  FHLB, 6.00%, 8/25/05                               1,010,565
--------------------------------------------------------------------------------
        1,345,000  FHLB, 1.84%, 8/26/05                               1,337,397
--------------------------------------------------------------------------------
          100,000  FHLB, 2.04%, 8/26/05                                  99,559
--------------------------------------------------------------------------------
        2,000,000  FHLB, 2.10%, 9/2/05                                1,990,861
--------------------------------------------------------------------------------
        5,000,000  FHLB, 1.50%, 10/19/05                              4,953,496
--------------------------------------------------------------------------------
       10,000,000  FHLB, 2.125%, 11/15/05                             9,926,671
--------------------------------------------------------------------------------
          350,000  FHLB, 3.625%, 11/15/05                               349,815
--------------------------------------------------------------------------------
        1,000,000  FHLB, 6.50%, 11/15/05                              1,019,417
--------------------------------------------------------------------------------
        2,000,000  FHLB, 2.50%, 12/15/05                              1,987,538
--------------------------------------------------------------------------------
       10,000,000  FHLB, 3.00%, 1/18/06                              10,000,000
--------------------------------------------------------------------------------
       15,000,000  FHLB, VRN, 2.58%, 4/1/05,
                   resets monthly off the
                   1-month LIBOR minus 0.11%
                   with no caps                                      14,988,600
--------------------------------------------------------------------------------
       46,720,000  FHLB, VRN, 2.45%, 4/5/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                      46,707,753
--------------------------------------------------------------------------------
       20,000,000  FHLB, VRN, 2.72%, 4/18/05,
                   resets monthly off the
                   1-month LIBOR minus 0.10%
                   with no caps                                      19,996,751
--------------------------------------------------------------------------------
       15,000,000  FHLB, VRN, 2.58%, 4/19/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.08%
                   with no caps                                      15,000,092
--------------------------------------------------------------------------------
       20,000,000  FHLB, VRN, 2.76%, 4/26/05                         19,998,734
--------------------------------------------------------------------------------
       10,000,000  FHLB, VRN, 2.88%, 6/13/05,
                   resets quarterly off the
                   3-month LIBOR minus 0.12%
                   with no caps                                       9,991,670
--------------------------------------------------------------------------------
        4,875,000  TVA, 6.375%, 6/15/05                               4,909,677
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                          424,594,059
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
DISCOUNT NOTES(1) -- 14.7%

        2,000,000  FFCB Discount Notes, 2.70%,
                   4/6/05                                             1,999,250
--------------------------------------------------------------------------------
        4,100,000  FHLB Discount Notes, 2.40%,
                   4/1/05                                             4,100,000
--------------------------------------------------------------------------------
        5,151,000  FHLB Discount Notes, 2.73%,
                   4/8/05                                             5,148,261
--------------------------------------------------------------------------------
        3,990,000  FHLB Discount Notes, 2.74%,
                   4/13/05                                            3,986,353
--------------------------------------------------------------------------------
        3,000,000  FHLB Discount Notes, 2.75%,
                   4/15/05                                            2,996,794
--------------------------------------------------------------------------------
       19,200,000  FHLB Discount Notes, 2.68%,
                   4/20/05                                           19,172,963
--------------------------------------------------------------------------------
          949,000  FHLB Discount Notes, 2.70%,
                   4/22/05                                              947,505
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
7

Government Agency Money Market - Schedule of Investments

MARCH 31, 2005

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,600,000  FHLB Discount Notes, 2.60%,
                   4/29/05                                         $  1,596,765
--------------------------------------------------------------------------------
        7,236,000  FHLB Discount Notes, 2.71%,
                   5/4/05                                             7,218,021
--------------------------------------------------------------------------------
        1,900,000  FHLB Discount Notes, 2.80%,
                   5/18/05                                            1,893,054
--------------------------------------------------------------------------------
        1,000,000  FHLB Discount Notes, 2.82%,
                   5/24/05                                              995,848
--------------------------------------------------------------------------------
        8,750,000  FHLB Discount Notes, 2.74%,
                   5/27/05                                            8,712,705
--------------------------------------------------------------------------------
       11,717,000  FHLB Discount Notes, 2.86%,
                   6/8/05                                            11,653,763
--------------------------------------------------------------------------------
        1,594,000  FHLB Discount Notes, 2.96%,
                   6/28/05                                            1,582,467
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                                       72,003,749
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 101.2%                                                496,597,808
--------------------------------------------------------------------------------
OTHER ASSETS AND
LIABILITIES -- (1.2)%                                                (5,708,240)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                         $490,889,568
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

LIBOR = London Interbank Offered Rate

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective  March 31, 2005.

(1) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------
8

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                    (continued)

------
9

Shareholder Fee Examples (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                   BEGINNING          ENDING        DURING PERIOD*    ANNUALIZED
                  ACCOUNT VALUE    ACCOUNT VALUE      10/1/04 -        EXPENSE
                     10/1/04          3/31/05          3/31/05          RATIO*
--------------------------------------------------------------------------------
CAPITAL PRESERVATION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,007.80          $2.40           0.48%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.54          $2.42           0.48%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY MONEY MARKET SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,008.50          $2.40           0.48%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,007.30          $3.65           0.73%
--------------------------------------------------------------------------------
HYPOTHETICAL
--------------------------------------------------------------------------------
Investor Class       $1,000          $1,022.54          $2.42           0.48%
--------------------------------------------------------------------------------
Advisor Class        $1,000          $1,021.29          $3.68           0.73%
--------------------------------------------------------------------------------
*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

Statement of Assets and Liabilities

MARCH 31, 2005
--------------------------------------------------------------------------------
                                                     CAPITAL        GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(amortized cost and cost for federal
income tax purposes)                             $2,440,748,385    $496,597,808
--------------------------------------------
Cash                                                    978,889       1,223,510
--------------------------------------------
Receivable for investments sold                     369,010,747              --
--------------------------------------------
Receivable for capital shares sold                      189,469          13,206
--------------------------------------------
Interest receivable                                   2,074,519       3,135,356
--------------------------------------------------------------------------------
                                                  2,813,002,009     500,969,880
--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                    49,947,111       9,866,401
--------------------------------------------
Accrued management fees                               1,112,617         193,163
--------------------------------------------
Distribution fees payable                                    --           2,293
--------------------------------------------
Service fees payable                                         --           2,293
--------------------------------------------
Dividends payable                                       142,436          16,162
--------------------------------------------------------------------------------
                                                     51,202,164      10,080,312
--------------------------------------------------------------------------------
NET ASSETS                                       $2,761,799,845    $490,889,568
================================================================================
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                  $2,762,014,805    $490,902,856
--------------------------------------------
Accumulated net realized loss
on investment transactions                             (214,960)        (13,288)
--------------------------------------------------------------------------------
                                                 $2,761,799,845    $490,889,568
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                       $2,761,799,845    $478,408,902
--------------------------------------------
Shares outstanding                                2,762,014,805     478,420,728
--------------------------------------------
Net asset value per share                                 $1.00           $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                  N/A     $12,480,666
--------------------------------------------
Shares outstanding                                          N/A      12,480,815
--------------------------------------------
Net asset value per share                                   N/A           $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
11

Statement of Operations

YEAR ENDED MARCH 31, 2005
--------------------------------------------------------------------------------
                                                     CAPITAL        GOVERNMENT
                                                  PRESERVATION        AGENCY
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------
Interest                                            $45,816,262      $8,461,218
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------
Management fees                                      13,549,377       2,299,036
--------------------------------------------
Distribution fees -- Advisor Class                           --           7,443
--------------------------------------------
Service fees -- Advisor Class                                --           7,443
--------------------------------------------
Trustees' fees and expenses                             112,248          19,069
--------------------------------------------
Other expenses                                              519              --
--------------------------------------------------------------------------------
                                                     13,662,144       2,332,991
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                32,154,118       6,128,227
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS           (180,522)         (2,465)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $31,973,596      $6,125,762
================================================================================

See Notes to Financial Statements.

------
12

Statement of Changes in Net Assets

YEARS ENDED MARCH 31, 2005 AND MARCH 31, 2004
----------------------------------------------------------------------------------------------------
                                           CAPITAL PRESERVATION               GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          2005             2004            2005            2004
----------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------
Net investment income               $   32,154,118   $   18,565,541    $  6,128,227   $   3,630,439
---------------------------------
Net realized loss                         (180,522)         (15,356)         (2,465)         (6,692)
----------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations               31,973,596       18,550,185       6,125,762       3,623,747
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
From net investment income:
---------------------------------
  Investor Class                       (32,154,118)     (18,565,541)     (6,078,333)     (3,629,418)
---------------------------------
  Advisor Class                                 --               --         (49,894)         (1,021)
----------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (32,154,118)     (18,565,541)     (6,128,227)     (3,630,439)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                    (166,318,899)    (342,536,944)      1,011,062    (102,050,435)
----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         (166,499,421)    (342,552,300)      1,008,597    (102,057,127)

NET ASSETS
----------------------------------------------------------------------------------------------------
Beginning of period                  2,928,299,266    3,270,851,566     489,880,971     591,938,098
----------------------------------------------------------------------------------------------------
End of period                       $2,761,799,845   $2,928,299,266    $490,889,568   $ 489,880,971
====================================================================================================

See Notes to Financial Statements.

------
13

Notes to Financial Statements

MARCH 31, 2005

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Government Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. Capital Preservation Fund (Capital
Preservation) and Government Agency Money Market Fund (Government Agency)
(collectively, the funds) are two funds in a series issued by the trust. Capital
Preservation seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. Treasury that are guaranteed by the direct full faith and credit pledge of the U.S. government. Government Agency seeks maximum safety and liquidity and intends to pursue its investment objective by investing in short-term money market securities issued by the U.S. government and its agencies and instrumentalities. The following is a summary of the funds'
significant accounting policies.

MULTIPLE CLASS -- Capital Preservation is authorized to issue the Investor
Class. Government Agency is authorized to issue the Investor Class and the
Advisor Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The funds do not expect to realize any long-term capital gains, and accordingly, do not expect to pay any capital gains distributions.

INDEMNIFICATIONS -- Under the trust organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications.
The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
14

Notes to Financial Statements

MARCH 31, 2005

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1370% to 0.2500% and the rates for the Complex Fee (Investor
Class) range from 0.2500% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended March 31, 2005, the effective annual Investor Class management fee for the funds was 0.47% and the effective annual Advisor Class management fee for Government Agency was 0.22%.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed and accrued daily based on the Advisor Class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended March 31, 2005, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment advisor, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services, LLC (formerly American Century Services Corporation). JPMorgan Chase
Bank is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------
                                   CAPITAL PRESERVATION               GOVERNMENT AGENCY
----------------------------------------------------------------------------------------------
                                SHARES            AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
-------------------------
Sold                         1,022,169,509   $ 1,022,169,509     261,440,869    $ 261,440,869
-------------------------
Issued in reinvestment
of distributions                31,077,031        31,077,031       5,922,413        5,922,413
-------------------------
Redeemed                    (1,219,565,439)   (1,219,565,439)   (278,585,412)    (278,585,412)
----------------------------------------------------------------------------------------------
Net decrease                  (166,318,899)  $  (166,318,899)    (11,222,130)   $ (11,222,130)
==============================================================================================
YEAR ENDED MARCH 31, 2004
-------------------------
Sold                         1,157,080,209   $ 1,157,080,209     252,164,279    $ 252,164,279
-------------------------
Issued in reinvestment
of distributions                17,902,935        17,902,935       3,526,624        3,526,624
-------------------------
Redeemed                    (1,517,520,088)   (1,517,520,088)   (357,752,481)    (357,752,481)
----------------------------------------------------------------------------------------------
Net decrease                  (342,536,944)  $  (342,536,944)   (102,061,578)   $(102,061,578)
==============================================================================================

                                                                    (continued)

------
15

Notes to Financial Statements

MARCH 31, 2005

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

--------------------------------------------------------------------------------
                                                          GOVERNMENT AGENCY
--------------------------------------------------------------------------------
                                                       SHARES          AMOUNT
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED MARCH 31, 2005
----------------------------------------
Sold                                                 14,261,439     $14,261,439
----------------------------------------
Issued in reinvestment of distributions                  49,894          49,894
----------------------------------------
Redeemed                                             (2,078,141)     (2,078,141)
--------------------------------------------------------------------------------
Net increase                                         12,233,192     $12,233,192
================================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------
Sold                                                     19,824         $19,824
----------------------------------------
Issued in reinvestment of distributions                   1,021           1,021
----------------------------------------
Redeemed                                                 (9,702)         (9,702)
--------------------------------------------------------------------------------
Net increase                                             11,143         $11,143
================================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2005:

--------------------------------------------------------------------------------
                                                          CAPITAL     GOVERNMENT
                                                       PRESERVATION     AGENCY
--------------------------------------------------------------------------------
Accumulated capital losses                              $(91,189)      $(13,101)
--------------------------------------------------------------------------------
Capital loss deferral                                   $(87,898)         $(187)
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

--------------------------------------------------------------------------------
                                             2006          2012          2013
--------------------------------------------------------------------------------
Capital Preservation                          --         $(6,263)      $(84,926)
--------------------------------------------------------------------------------
Government Agency                           $(409)      $(10,414)       $(2,278)
--------------------------------------------------------------------------------

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2005. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

------
16

Capital Preservation - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------
                                 2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.01         0.01         0.01         0.03         0.06
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(1)                1.14%        0.60%        1.19%        2.84%        5.75%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.48%        0.48%        0.48%        0.47%        0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.12%        0.59%        1.18%        2.76%        5.56%
-------------------------
Net Assets, End of Period
(in thousands)              $2,761,800   $2,928,299   $3,270,852   $3,333,519   $3,461,464
------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
17

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                      INVESTOR CLASS
------------------------------------------------------------------------------------------
                                 2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.01         0.01         0.01         0.03         0.06
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.01)       (0.01)       (0.01)       (0.03)       (0.06)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(1)                1.27%        0.67%        1.25%        2.96%        5.98%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.48%        0.48%        0.48%        0.47%        0.47%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.26%        0.67%        1.24%        2.91%        5.82%
-------------------------
Net Assets, End of Period
(in thousands)                $478,409     $489,633     $591,702     $614,223     $600,373
------------------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
18

Government Agency Money Market - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED MARCH 31
------------------------------------------------------------------------------------------
                                                      ADVISOR CLASS
------------------------------------------------------------------------------------------
                                 2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period             $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment Income          0.01        --(1)         0.01         0.03         0.06
------------------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income             (0.01)       --(1)        (0.01)       (0.03)       (0.06)
------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                   $1.00        $1.00        $1.00        $1.00        $1.00
==========================================================================================
  TOTAL RETURN(2)                1.02%        0.42%        0.99%        2.71%        5.71%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       0.73%        0.73%        0.73%        0.72%        0.72%
-------------------------
Ratio of Net Investment
Income to Average
Net Assets                       1.01%        0.42%        0.99%        2.66%        5.57%
-------------------------
Net Assets, End of Period
(in thousands)                 $12,481         $248         $236         $219       $2,700
------------------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
19

Report of Independent Registered Public Accounting Firm

To the Trustees of the American Century Government Income Trust and Shareholders
of the Capital Preservation Fund and the Government Agency Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Capital Preservation Fund and the Government Agency Money Market Fund (two of the six funds comprising the
American Century Government Income Trust, hereafter referred to as the "Funds")
at March 31, 2005, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the
United States of America. These financial statements and financial highlights
(hereafter referred to as "financial statements") are the responsibility of the
Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at March
31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 12, 2005

------
20

Management

The individuals listed below serve as trustees or officers of the funds. Each trustee serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent trustees is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent trustees. The independent trustees have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested trustees are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM); the funds'
principal underwriter, American Century Investment Services, Inc. (ACIS); and
the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other trustees (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACIM, ACIS, and ACS LLC. The trustees serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACIM or American Century Global
Investment Management, Inc. (ACGIM), a wholly owned subsidiary of ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
ANTONIO CANOVA, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1961
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than one year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Financial Officer, Brocade
Communications Systems, Inc. (May 2001 to present); Vice President-
Administration, Brocade Communications Systems, Inc. (November 2004 to present);
Vice President-Finance, Brocade Communications Systems, Inc. (November 2000 to
November 2004); Vice President, Chief Financial Officer and Secretary, Wireless
Inc. (April 2000 to November 2000)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1930
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------

                                                                    (continued)

------
21

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1937
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): Less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Trustee, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Marc and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1957
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 3
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1941
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 24
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1928
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 33
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1947
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
22

Management

INDEPENDENT TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043
YEAR OF BIRTH: 1945
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 20
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: Director, Quintus Corporation (automation solutions, 1995 to present)

INTERESTED TRUSTEE
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: Trustee
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC
(September 2000 to present); President, ACC (June 1997 to present); Chief
Operating Officer, ACC (June 1996 to September 2000); Also serves as: Chief
Executive Officer and President, ACIS, ACGIM, ACIM and other ACC subsidiaries;
Executive Vice President, ACS LLC; Director, ACC, ACGIM, ACIM, ACIS, ACS LLC and
other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE: 33
OTHER DIRECTORSHIPS HELD BY TRUSTEE: None

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1955
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Trustee."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1946
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 9
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Executive Vice President, ACC (May 1995 to present); Also serves as:
Chief Executive Officer, Chief Financial Officer and President, ACS LLC; Chief
Financial Officer and Executive Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries; Treasurer, ACGIM, ACIM and other ACC subsidiaries; Director, ACC and other subsidiaries
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1956
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Assistant Treasurer, ACC (January
1995 to present); Also serves as: Senior Vice President, ACS LLC; Assistant
Treasurer, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries.
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1958
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (February 2001
to present); General Counsel, ACC (June 1998 to present); Also serves as: Senior
Vice President and General Counsel, ACGIM, ACIM, ACIS, ACS LLC and other ACC subsidiaries
--------------------------------------------------------------------------------

                                                                    (continued)

------
23

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
CHARLES C.S. PARK, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer
LENGTH OF TIME SERVED (YEARS): 4 and less than 1 year
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACS LLC,
ACIM and ACGIM (March 2005 to present); Vice President, ACS LLC and ACIM
(February 2000 to present); Assistant General Counsel, ACS LLC (January 1998 to
March 2005)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1966
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1964
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACS LLC (February
2000 to present); Controller-Fund Accounting, ACS LLC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111
YEAR OF BIRTH: 1967
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACC (October 2001
to present); Vice President, Corporate Tax, ACS LLC (April 1998 to present);
Also serves as: Vice President, ACGIM, ACIM, ACIS and other ACC subsidiaries
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the funds' trustees and is available without charge upon request by calling 1-800-345-2021.

------
24

Share Class Information

One class of shares is authorized for sale by Capital Preservation: Investor
Class. Two classes of shares are authorized for sale by Government Agency:
Investor Class and Advisor Class. The expense ratio for Advisor Class shares is higher than that of Investor Class shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

------
25

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                    (continued)

------
26

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE
The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
27

Notes

------
28

[inside back cover - blank]

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY GOVERNMENT INCOME TRUST

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                       PRSRT STD
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                     AMERICAN CENTURY
                                                                   COMPANIES

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

                         American Century Investment Services, Inc., Distributor

0505                     (c)2005 American Century Proprietary Holdings, Inc.
SH-ANN-43391S            All rights reserved.

ITEM 2.  CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial  expert.  He is  "independent"  as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2004:  $78,321
          FY 2005:  $86,551

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2004:  $21,130
          FY 2005:  $17,900

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2004:  $0
          FY 2005:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2004:  $0
          FY 2005:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2004:  $66,736
          FY 2005:  $172,900

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE  OF PROXY VOTING  POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place
formal  procedures  by  which   shareholders  may  recommend   nominees  to  the
registrant's board. However, all such recommendations  directed to the following address will be forwarded to the Corporate Governance Committee of the board for consideration:  The  Corporate  Secretary,  American  Century  Funds,  P. O. Box
410141, Kansas City, Missouri 64141.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:   William M. Lyons
        Title:  President

Date:   May 27, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:     /s/ William M. Lyons
        -------------------------------------------
        Name:    William M. Lyons
        Title:   President
                 (principal executive officer)

Date:   May 27, 2005

By:     /s/ Maryanne L. Roepke
        -------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:   May 27, 2005